United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.91%
Consumer Discretionary - 8.95%
Auto Components - 1.36%
Adient PLC	12,632	$601,662
Goodyear Tire & Rubber Co.	71,208	1,723,946
Magna International, Inc.	35,127	2,135,019

		4,460,627

Automobiles - 1.86%
General Motors Co.	146,746	5,563,141
Harley-Davidson, Inc.	12,741	546,461

		6,109,602

Hotels, Restaurants & Leisure - 0.55%
Carnival Corp.	13,042	772,608
Norwegian Cruise Line Holdings Ltd.A	20,865	1,043,876

		1,816,484

Household Durables - 0.59%
DR Horton, Inc.	27,311	1,193,491
Tupperware Brands Corp.	20,500	752,555

		1,946,046

Media - 2.89%
CBS Corp., Class B, NVDR	16,752	882,328
Cinemark Holdings, Inc.	7,300	262,216
Comcast Corp., Class A	128,653	4,603,204
Discovery, Inc., Class AA B	10,300	273,774
Discovery, Inc., Class CA	74,999	1,841,226
Interpublic Group of Cos, Inc.	15,100	340,505
Omnicom Group, Inc.	3,886	267,473
Walt Disney Co.	9,100	1,033,396

		9,504,122

Multiline Retail - 0.69%
Dollar General Corp.	23,151	2,272,270

Specialty Retail - 1.01%
Advance Auto Parts, Inc.	3,800	536,674
Bed Bath & Beyond, Inc.	16,824	315,114
Lowe’s Cos, Inc.	24,724	2,456,082

		3,307,870

Total Consumer Discretionary		29,417,021

Consumer Staples - 3.65%
Beverages - 0.72%
Molson Coors Brewing Co.	17,900	1,199,300
PepsiCo, Inc.	10,200	1,173,000

		2,372,300

Food Products - 0.85%
Ingredion, Inc.	5,500	557,150
JM Smucker Co.	6,900	766,728
Kellogg Co.	5,392	382,994
Mondelez International, Inc., Class A	25,200	1,093,176

		2,800,048

Health Care Providers & Services - 0.70%
CVS Health Corp.	35,177	2,281,580

Personal Products - 0.23%
Unilever PLC, Sponsored ADR	13,100	746,831

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.91% (continued)
Consumer Staples - 3.65% (continued)
Tobacco - 1.15%
Altria Group, Inc.	22,796	$1,337,669
Imperial Brands PLC, Sponsored ADR	28,646	1,097,428
Philip Morris International, Inc.	15,601	1,346,367

		3,781,464

Total Consumer Staples		11,982,223

Energy - 11.94%
Energy Equipment & Services - 1.74%
Halliburton Co.	21,900	928,998
Helmerich & Payne, Inc.	11,200	687,120
National Oilwell Varco, Inc.	21,300	1,035,606
Oceaneering International, Inc.	23,155	633,521
Schlumberger Ltd.	36,104	2,437,742

		5,722,987

Oil, Gas & Consumable Fuels - 10.20%
Anadarko Petroleum Corp.	19,597	1,433,521
Andeavor	4,000	600,240
Apache Corp.	52,614	2,420,244
BP PLC, Sponsored ADR	122,755	5,535,023
Canadian Natural Resources Ltd.	95,265	3,490,510
Chevron Corp.	16,320	2,060,726
ConocoPhillips	75,856	5,474,527
Devon Energy Corp.	43,607	1,962,751
Hess Corp.	30,932	2,030,067
Kinder Morgan, Inc.	55,200	981,456
Kosmos Energy Ltd.A	43,969	333,285
Marathon Oil Corp.	101,531	2,144,335
Murphy Oil Corp.	28,575	950,404
Phillips 66	24,295	2,996,545
Royal Dutch Shell PLC, Class A, Sponsored ADR	15,735	1,075,802

		33,489,436

Total Energy		39,212,423

Financials - 17.97%
Banks - 9.12%
Bank of America Corp.	229,602	7,090,110
BNP Paribas S.A., ADRB	22,600	738,342
CIT Group, Inc.	6,650	351,984
Citigroup, Inc.	117,332	8,434,997
Citizens Financial Group, Inc.	20,768	826,151
JPMorgan Chase & Co.	56,601	6,506,285
PNC Financial Services Group, Inc.	8,076	1,169,647
Wells Fargo & Co.	84,709	4,852,979

		29,970,495

Capital Markets - 2.93%
Bank of New York Mellon Corp.	10,415	556,890
Blackstone Group LP, MLP	61,330	2,141,643
Goldman Sachs Group, Inc.	5,597	1,328,896
Invesco Ltd.	27,400	739,526
KKR & Co., Inc., Class A	133,984	3,668,482
Morgan Stanley	6,537	330,511

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.91% (continued)
Financials - 17.97% (continued)
Capital Markets - 2.93% (continued)
State Street Corp.	9,606	$848,306

		9,614,254

Consumer Finance - 2.25%
Ally Financial, Inc.	19,900	532,524
Capital One Financial Corp.	16,929	1,596,743
Discover Financial Services	15,500	1,106,855
Navient Corp.	41,739	551,372
OneMain Holdings, Inc.A	23,965	796,836
Santander Consumer USA Holdings, Inc.	55,879	1,075,112
SLM Corp.A	125,282	1,414,434
Synchrony Financial	11,006	318,514

		7,392,390

Diversified Financial Services - 0.84%
AXA Equitable Holdings, Inc.A	34,100	749,859
Berkshire Hathaway, Inc., Class BA	10,242	2,026,585

		2,776,444

Insurance - 2.83%
American International Group, Inc.	99,047	5,468,385
Travelers Cos, Inc.	8,657	1,126,622
XL Group Ltd.	47,800	2,687,794

		9,282,801

Total Financials		59,036,384

Health Care - 6.18%
Biotechnology - 1.00%
AbbVie, Inc.	4,285	395,205
Biogen, Inc.A	1,972	659,378
Celgene Corp.A	6,286	566,306
Gilead Sciences, Inc.	9,720	756,508
Portola Pharmaceuticals, Inc.A	11,300	404,540
Shire PLC, ADR	3,000	511,830

		3,293,767

Health Care Equipment & Supplies - 1.40%
Koninklijke Philips N.V.	9,231	404,502
Medtronic PLC	36,453	3,289,154
Zimmer Biomet Holdings, Inc.	7,132	895,209

		4,588,865

Health Care Providers & Services - 0.95%
Anthem, Inc.	12,415	3,140,995

Pharmaceuticals - 2.83%
GlaxoSmithKline PLC, Sponsored ADR	28,943	1,203,739
Horizon Pharma PLCA	39,612	698,360
Jazz Pharmaceuticals PLCA	3,293	569,953
Johnson & Johnson	4,213	558,307
Mallinckrodt PLCA	17,712	415,346
Merck & Co., Inc.	16,051	1,057,279
Mylan N.V.A	20,644	770,228
Pfizer, Inc.	51,896	2,072,207
Sanofi, ADR	44,973	1,950,029

		9,295,448

Total Health Care		20,319,075

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.91% (continued)
Industrials - 5.99%
Aerospace & Defense - 0.89%
Embraer S.A., Sponsored ADR	10,824	$221,351
General Dynamics Corp.	3,278	654,813
Raytheon Co.	6,421	1,271,551
United Technologies Corp.	5,619	762,723

		2,910,438

Airlines - 1.06%
American Airlines Group, Inc.	21,461	848,568
Delta Air Lines, Inc.	23,945	1,303,087
United Continental Holdings, Inc.A	16,400	1,318,560

		3,470,215

Building Products - 0.99%
Johnson Controls International PLC	87,229	3,271,960

Construction & Engineering - 0.19%
AECOMA	18,481	620,222

Electrical Equipment - 0.18%
Eaton Corp. PLC	6,983	580,776

Industrial Conglomerates - 1.09%
General Electric Co.	157,284	2,143,781
Honeywell International, Inc.	9,002	1,437,169

		3,580,950

Machinery - 0.90%
CNH Industrial N.V.	114,080	1,337,018
Cummins, Inc.	8,772	1,252,729
PACCAR, Inc.	5,739	377,167

		2,966,914

Trading Companies & Distributors - 0.46%
AerCap Holdings N.V.A	27,191	1,526,231

Transportation Infrastructure - 0.23%
Macquarie Infrastructure Corp.	16,900	767,429

Total Industrials		19,695,135

Information Technology - 6.72%
Communications Equipment - 0.90%
Cisco Systems, Inc.	36,571	1,546,588
Telefonaktiebolaget LM Ericsson, Sponsored ADR	178,220	1,400,809

		2,947,397

Electronic Equipment, Instruments & Components - 0.66%
Corning, Inc.	54,795	1,818,098
TE Connectivity Ltd.	3,658	342,279

		2,160,377

IT Services - 0.55%
First Data Corp., Class AA	63,000	1,465,380
Teradata Corp.A	9,018	345,299

		1,810,679

Semiconductors & Semiconductor Equipment - 1.12%
Micron Technology, Inc.A	36,335	1,918,125

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.91% (continued)
Information Technology - 6.72% (continued)
Semiconductors & Semiconductor Equipment - 1.12% (continued)
QUALCOMM, Inc.	27,484	$1,761,449

		3,679,574

Software - 2.61%
Microsoft Corp.	38,388	4,072,199
Oracle Corp.	94,182	4,490,598

		8,562,797

Technology Hardware, Storage & Peripherals - 0.88%
Hewlett Packard Enterprise Co.	188,308	2,907,476

Total Information Technology		22,068,300

Materials - 2.56%
Chemicals - 1.83%
Air Products & Chemicals, Inc.	13,582	2,229,757
DowDuPont, Inc.	44,590	3,066,454
Eastman Chemical Co.	7,085	734,148

		6,030,359

Containers & Packaging - 0.55%
Crown Holdings, Inc.A	21,035	952,255
International Paper Co.	15,625	839,531

		1,791,786

Metals & Mining - 0.18%
Reliance Steel & Aluminum Co.	6,587	594,147

Total Materials		8,416,292

Telecommunication Services - 1.26%
Diversified Telecommunication Services - 0.73%
AT&T, Inc.	41,173	1,316,301
Verizon Communications, Inc.	20,795	1,073,854

		2,390,155

Wireless Telecommunication Services - 0.53%
Vodafone Group PLC, Sponsored ADR	71,832	1,763,475

Total Telecommunication Services		4,153,630

Utilities - 0.69%
Electric Utilities - 0.69%
Entergy Corp.	8,436	685,678
PPL Corp.	27,247	783,896
Southern Co.	16,243	789,410

		2,258,984

Total Utilities		2,258,984

Total Common Stocks (Cost $159,949,281)		216,559,467

	Principal Amount
CORPORATE OBLIGATIONS - 10.34%
Basic Materials - 0.20%
Dow Chemical Co., 4.125%, Due 11/15/2021	$145,000	147,707
3.500%, Due 10/1/2024	299,000	292,059
EI du Pont de Nemours & Co., 2.200%, Due 5/1/2020	70,000	68,983

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 10.34% (continued)
Basic Materials - 0.20% (continued)
Nucor Corp.,
4.125%, Due 9/15/2022	$52,000	$53,377
4.000%, Due 8/1/2023	80,000	81,234

		643,360

Communications - 0.91%
Amazon.com, Inc., 3.875%, Due 8/22/2037	70,000	69,653
AT&T, Inc.,
4.450%, Due 4/1/2024	80,000	81,531
3.400%, Due 5/15/2025	169,000	160,518
4.500%, Due 5/15/2035	106,000	99,160
6.350%, Due 3/15/2040	60,000	66,554
CBS Corp., 3.375%, Due 3/1/2022	337,000	331,690
Charter Communications Operating LLC, 3.750%, Due 2/15/2028	130,000	119,973
Comcast Corp.,	84,000	79,703
3.150%, Due 3/1/2026
3.900%, Due 3/1/2038	90,000	83,971
6.550%, Due 7/1/2039	217,000	267,621
eBay, Inc., 2.150%, Due 6/5/2020	95,000	93,171
NBCUniversal Enterprise, Inc., 2.737%, Due 4/1/2021, (3-mo. USD LIBOR + 0.400%)C D	735,000	736,528
RELX Capital, Inc., 3.500%, Due 3/16/2023	55,000	54,471
Verizon Communications, Inc.,
4.125%, Due 3/16/2027	180,000	180,034
4.329%, Due 9/21/2028D	180,000	181,339
Warner Media LLC,
4.875%, Due 3/15/2020	217,000	222,224
4.750%, Due 3/29/2021	157,000	161,569

		2,989,710

Consumer, Cyclical - 1.76%
American Honda Finance Corp.,
1.700%, Due 2/22/2019	140,000	139,344
3.875%, Due 9/21/2020D	250,000	253,184
Costco Wholesale Corp., 2.150%, Due 5/18/2021	190,000	185,857
Daimler Finance North America LLC,
2.250%, Due 9/3/2019D	169,000	167,455
2.450%, Due 5/18/2020D	313,000	308,340
2.779%, Due 2/22/2021, (3-mo. USD LIBOR + 0.450%)C D	575,000	575,809
Delphi Corp., 4.150%, Due 3/15/2024	155,000	155,009
Dollar General Corp., 4.125%, Due 5/1/2028	50,000	49,617
Dollar Tree, Inc., 3.700%, Due 5/15/2023	85,000	84,387
Ford Motor Credit Co. LLC,
3.339%, Due 1/9/2020, (3-mo. USD LIBOR + 1.000%)C	222,000	223,896
3.147%, Due 4/5/2021, (3-mo. USD LIBOR + 0.810%)C	470,000	472,552
5.875%, Due 8/2/2021	200,000	210,917
3.810%, Due 1/9/2024	95,000	92,001
General Motors Financial Co., Inc.,
3.267%, Due 4/13/2020, (3-mo. USD LIBOR + 0.930%)C	805,000	811,072
3.150%, Due 6/30/2022	90,000	87,584
Home Depot, Inc.,
2.700%, Due 4/1/2023	72,000	70,459
3.350%, Due 9/15/2025	65,000	64,083
McDonald’s Corp., 3.700%, Due 1/30/2026	133,000	132,678
Nissan Motor Acceptance Corp., 2.350%, Due 3/4/2019D	289,000	288,073
O’Reilly Automotive, Inc., 4.350%, Due 6/1/2028	115,000	115,047
PACCAR Financial Corp.,

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 10.34% (continued)
Consumer, Cyclical - 1.76% (continued)
PACCAR Financial Corp. (continued)
1.300%, Due 5/10/2019	$58,000	$57,433
2.200%, Due 9/15/2019	92,000	91,333
Toyota Motor Credit Corp., 2.125%, Due 7/18/2019	215,000	213,837
Volkswagen Group of America Finance LLC, 2.450%, Due 11/20/2019D	313,000	309,722
Walgreens Boots Alliance, Inc., 3.800%, Due 11/18/2024	145,000	143,136
Walmart, Inc.,
3.400%, Due 6/26/2023	260,000	261,296
7.550%, Due 2/15/2030	169,000	226,700

		5,790,821

Consumer, Non-Cyclical - 0.94%
Abbott Laboratories,
2.350%, Due 11/22/2019	16,000	15,902
4.900%, Due 11/30/2046	90,000	98,919
AbbVie, Inc.,
3.200%, Due 5/14/2026	85,000	79,793
4.300%, Due 5/14/2036	87,000	83,077
Altria Group, Inc., 4.750%, Due 5/5/2021	145,000	150,689
Amgen, Inc., 4.400%, Due 5/1/2045	95,000	93,449
Anheuser-Busch InBev Finance, Inc.,
2.650%, Due 2/1/2021	170,000	167,777
3.650%, Due 2/1/2026	170,000	166,894
Anheuser-Busch InBev Worldwide, Inc., 4.375%, Due 4/15/2038	35,000	34,725
Anthem, Inc., 2.500%, Due 11/21/2020	90,000	88,646
Baxalta, Inc., 4.000%, Due 6/23/2025	67,000	65,696
Bayer US Finance LLC, 2.375%, Due 10/8/2019D	300,000	297,757
Celgene Corp., 5.250%, Due 8/15/2043	70,000	70,447
CVS Health Corp.,
2.125%, Due 6/1/2021	60,000	57,929
5.050%, Due 3/25/2048	55,000	56,996
General Mills, Inc., 2.200%, Due 10/21/2019	289,000	285,491
Genzyme Corp., 5.000%, Due 6/15/2020	39,000	40,362
Humana, Inc., 3.150%, Due 12/1/2022	145,000	141,869
Kaiser Foundation Hospitals, 4.150%, Due 5/1/2047	45,000	45,406
Kraft Heinz Foods Co., 5.000%, Due 7/15/2035	65,000	64,531
Medtronic, Inc., 3.500%, Due 3/15/2025	313,000	311,739
Molson Coors Brewing Co., 3.000%, Due 7/15/2026	90,000	82,416
Philip Morris International, Inc., 2.625%, Due 3/6/2023	85,000	81,578
Reynolds American, Inc., 5.850%, Due 8/15/2045	65,000	73,036
S&P Global, Inc., 4.400%, Due 2/15/2026	70,000	71,725
UnitedHealth Group, Inc.,
1.625%, Due 3/15/2019	120,000	119,293
3.950%, Due 10/15/2042	80,000	77,472
Zimmer Biomet Holdings, Inc., 3.550%, Due 4/1/2025	85,000	81,501
Zoetis, Inc., 3.000%, Due 9/12/2027	75,000	70,004

		3,075,119

Energy - 0.36%
Buckeye Partners LP, 4.875%, Due 2/1/2021	80,000	81,465
Chevron Corp., 1.790%, Due 11/16/2018	100,000	99,828
Columbia Pipeline Group, Inc., 4.500%, Due 6/1/2025	101,000	101,264
Concho Resources, Inc., 4.300%, Due 8/15/2028	85,000	85,096
Enterprise Products Operating LLC, 6.125%, Due 10/15/2039	65,000	75,953
EOG Resources, Inc., 4.150%, Due 1/15/2026	70,000	71,711
Marathon Petroleum Corp., 3.625%, Due 9/15/2024	80,000	78,750
MPLX LP,
4.875%, Due 12/1/2024	62,000	64,221

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 10.34% (continued)
Energy - 0.36% (continued)
MPLX LP (continued)
5.200%, Due 3/1/2047	$46,000	$46,719
ONEOK, Inc., 4.550%, Due 7/15/2028	90,000	91,963
Phillips 66, 4.300%, Due 4/1/2022	47,000	48,323
Phillips 66 Partners LP,
3.550%, Due 10/1/2026	53,000	50,014
3.750%, Due 3/1/2028	70,000	66,550
Spectra Energy Partners LP, 3.375%, Due 10/15/2026	63,000	59,075
Sunoco Logistics Partners Operations LP, 4.250%, Due 4/1/2024	48,000	47,539
TC PipeLines LP, 3.900%, Due 5/25/2027	55,000	51,942
Valero Energy Corp., 4.350%, Due 6/1/2028	60,000	60,580

		1,180,993

Financial - 3.77%
American Campus Communities Operating Partnership LP, 3.625%, Due 11/15/2027	85,000	79,675
American Express Co.,
3.400%, Due 2/27/2023	175,000	173,625
4.050%, Due 12/3/2042	110,000	108,088
American International Group, Inc., 4.875%, Due 6/1/2022	289,000	301,929
Bank of America Corp.,
3.124%, Due 1/20/2023, (3-mo. USD LIBOR + 1.160%)C	210,000	206,072
4.125%, Due 1/22/2024	193,000	196,517
6.110%, Due 1/29/2037	176,000	206,259
5.000%, Due 1/21/2044	245,000	263,414
Bank of New York Mellon Corp.,
2.200%, Due 3/4/2019	176,000	175,599
3.250%, Due 5/16/2027	175,000	169,052
BB&T Corp., 2.750%, Due 4/1/2022	150,000	146,726
Boston Properties LP, 3.650%, Due 2/1/2026	105,000	101,916
Capital One Financial Corp., 2.500%, Due 5/12/2020	115,000	113,482
CBOE Global Markets, Inc., 3.650%, Due 1/12/2027	125,000	120,679
Chubb INA Holdings, Inc., 3.350%, Due 5/3/2026	70,000	68,064
Citibank NA, 2.705%, Due 2/12/2021, (3-mo. USD LIBOR + 0.350%)C	510,000	509,662
Citigroup, Inc.,
3.887%, Due 1/10/2028, (3-mo. USD LIBOR + 1.563%)C	295,000	286,574
5.875%, Due 1/30/2042	145,000	168,553
Crown Castle International Corp., 3.400%, Due 2/15/2021	84,000	83,843
Digital Realty Trust LP, 3.700%, Due 8/15/2027	95,000	90,809
ERP Operating LP, 3.000%, Due 4/15/2023	77,000	75,029
Goldman Sachs Group, Inc.,
5.750%, Due 1/24/2022	385,000	411,421
3.080%, Due 2/23/2023, (3-mo. USD LIBOR + 0.750%)C	1,040,000	1,040,641
2.908%, Due 6/5/2023, (3-mo. USD LIBOR + 1.053%)C	155,000	149,816
3.500%, Due 1/23/2025	95,000	91,976
3.272%, Due 9/29/2025E	85,000	81,204
HCP, Inc., 2.625%, Due 2/1/2020	85,000	84,131
Intercontinental Exchange, Inc., 2.750%, Due 12/1/2020	92,000	91,181
JPMorgan Chase & Co.,
3.625%, Due 5/13/2024	434,000	431,065
3.797%, Due 7/23/2024E	85,000	84,977
3.782%, Due 2/1/2028, (3-mo. USD LIBOR + 1.337%)C	120,000	116,847
3.882%, Due 7/24/2038, (3-mo. USD LIBOR + 1.360%)C	140,000	131,195
5.500%, Due 10/15/2040	313,000	355,926
KeyCorp, 5.100%, Due 3/24/2021	60,000	62,500
Liberty Mutual Group, Inc., 4.250%, Due 6/15/2023D	113,000	114,297
Mastercard, Inc., 3.375%, Due 4/1/2024	120,000	120,030
MetLife, Inc.,
6.375%, Due 6/15/2034	169,000	204,773

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 10.34% (continued)
Financial - 3.77% (continued)
MetLife, Inc. (continued)
4.721%, Due 12/15/2044	$193,000	$199,532
Metropolitan Life Global Funding I,
2.546%, Due 9/19/2019, (3-mo. USD LIBOR + 0.220%)C D	355,000	355,602
2.569%, Due 1/8/2021, (3-mo. USD LIBOR + 0.230%)C D	480,000	480,369
Morgan Stanley,
7.300%, Due 5/13/2019	361,000	373,381
5.625%, Due 9/23/2019	169,000	173,949
3.700%, Due 10/23/2024	170,000	168,162
3.591%, Due 7/22/2028, (3-mo. USD LIBOR + 1.340%)C	105,000	99,829
National Rural Utilities Cooperative Finance Corp.,
1.650%, Due 2/8/2019	92,000	91,624
2.950%, Due 2/7/2024	90,000	86,774
PNC Financial Services Group, Inc., 3.300%, Due 3/8/2022	110,000	109,600
Prudential Financial, Inc., 4.600%, Due 5/15/2044	313,000	321,514
Public Storage, 2.370%, Due 9/15/2022	125,000	119,977
Raymond James Financial, Inc., 3.625%, Due 9/15/2026	125,000	119,823
Simon Property Group LP,
2.200%, Due 2/1/2019	170,000	169,655
3.375%, Due 10/1/2024	313,000	306,127
State Street Corp., 3.300%, Due 12/16/2024	120,000	118,125
SunTrust Bank, 2.450%, Due 8/1/2022	110,000	105,703
Travelers Cos, Inc., 4.000%, Due 5/30/2047	90,000	86,944
Ventas Realty LP, 5.700%, Due 9/30/2043	65,000	71,364
Visa, Inc.,
2.800%, Due 12/14/2022	65,000	63,834
3.150%, Due 12/14/2025	130,000	126,428
Wells Fargo & Co.,
2.150%, Due 1/30/2020, Series N	70,000	69,064
2.550%, Due 12/7/2020	110,000	108,204
3.360%, Due 7/26/2021, (3-mo. USD LIBOR + 1.025%)C	1,087,000	1,104,666
3.000%, Due 10/23/2026	65,000	60,421
4.750%, Due 12/7/2046	90,000	90,586

		12,398,804

Industrial - 0.78%
BAE Systems Holdings, Inc., 3.800%, Due 10/7/2024D	313,000	310,892
Burlington Northern Santa Fe LLC,
3.650%, Due 9/1/2025	65,000	64,937
5.750%, Due 5/1/2040	202,000	241,050
Caterpillar Financial Services Corp., 1.350%, Due 5/18/2019	125,000	123,736
CSX Corp., 5.500%, Due 4/15/2041	157,000	178,307
Eaton Corp., 2.750%, Due 11/2/2022	75,000	72,875
General Dynamics Corp., 2.875%, Due 5/11/2020	135,000	134,811
General Electric Co.,
6.000%, Due 8/7/2019	169,000	174,231
5.500%, Due 1/8/2020	120,000	124,042
John Deere Capital Corp.,
1.950%, Due 6/22/2020	105,000	103,082
2.150%, Due 9/8/2022	90,000	86,167
Lockheed Martin Corp., 3.550%, Due 1/15/2026	90,000	89,280
Martin Marietta Materials, Inc., 4.250%, Due 12/15/2047	95,000	83,925
Northrop Grumman Corp.,
5.050%, Due 8/1/2019	72,000	73,563
3.850%, Due 4/15/2045	155,000	141,845
Stanley Black & Decker, Inc., 2.451%, Due 11/17/2018	135,000	134,949
Union Pacific Corp., 4.100%, Due 9/15/2067	90,000	79,000
United Technologies Corp.,

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 10.34% (continued)
Industrial - 0.78% (continued)
United Technologies Corp. (continued)
1.900%, Due 5/4/2020	$105,000	$102,914
6.125%, Due 7/15/2038	217,000	253,523

		2,573,129

Technology - 0.79%
Analog Devices, Inc., 3.900%, Due 12/15/2025	95,000	93,776
Apple, Inc., 2.850%, Due 5/11/2024	240,000	233,216
Autodesk, Inc., 3.500%, Due 6/15/2027	95,000	88,605
Broadcom Corp., 2.375%, Due 1/15/2020	41,000	40,425
Broadridge Financial Solutions, Inc., 3.400%, Due 6/27/2026	90,000	84,819
Dell International LLC, 4.420%, Due 6/15/2021D	135,000	137,027
Hewlett Packard Enterprise Co., 6.350%, Due 10/15/2045	1,178,000	1,205,421
HP, Inc., 4.050%, Due 9/15/2022	145,000	147,112
Intel Corp., 3.300%, Due 10/1/2021	116,000	117,147
Microsoft Corp., 4.450%, Due 11/3/2045	135,000	147,687
Oracle Corp.,
2.500%, Due 5/15/2022	115,000	112,257
4.300%, Due 7/8/2034	112,000	116,319
QUALCOMM, Inc., 3.000%, Due 5/20/2022	65,000	63,811

		2,587,622

Utilities - 0.83%
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	287,000	352,102
Consolidated Edison Co. of New York, Inc.,
5.500%, Due 12/1/2039, Series 09-C	169,000	196,896
4.625%, Due 12/1/2054	55,000	56,274
Delmarva Power & Light Co., 3.500%, Due 11/15/2023	106,000	105,503
Dominion Energy, Inc., 2.579%, Due 7/1/2020	90,000	88,695
Duke Energy Corp., 3.550%, Due 9/15/2021	130,000	130,948
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	125,000	125,545
Edison International, 2.950%, Due 3/15/2023	82,000	78,892
Entergy Louisiana, LLC, 4.000%, Due 3/15/2033	67,000	67,024
Florida Power & Light Co., 3.950%, Due 3/1/2048	50,000	49,549
Georgia Power Co., 1.950%, Due 12/1/2018	55,000	54,841
MidAmerican Energy Co., 3.100%, Due 5/1/2027	125,000	120,110
National Fuel Gas Co., 3.950%, Due 9/15/2027	125,000	117,970
Nevada Power Co., 2.750%, Due 4/15/2020, Series BB	50,000	49,718
NiSource, Inc.,
3.490%, Due 5/15/2027	70,000	67,181
3.950%, Due 3/30/2048	95,000	87,793
Southern Co.,
2.150%, Due 9/1/2019	92,000	91,241
2.750%, Due 6/15/2020	241,000	238,901
Southern Power Co.,
4.150%, Due 12/1/2025	84,000	83,683
4.950%, Due 12/15/2046, Series F	87,000	85,899
Southwestern Electric Power Co., 3.550%, Due 2/15/2022	289,000	290,533
Union Electric Co., 6.700%, Due 2/1/2019	96,000	97,750
WEC Energy Group, Inc., 3.550%, Due 6/15/2025	94,000	92,763

		2,729,811

Total Corporate Obligations (Cost $33,704,473)		33,969,369

FOREIGN CORPORATE OBLIGATIONS - 1.52%
Basic Materials - 0.05%
LYB International Finance II B.V., 3.500%, Due 3/2/2027	55,000	52,119

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 1.52% (continued)
Basic Materials - 0.05% (continued)
Nutrien Ltd., 4.000%, Due 12/15/2026	$94,000	$91,097
Rio Tinto Finance USA Ltd., 3.750%, Due 6/15/2025	35,000	35,076

		178,292

Communications - 0.50%
Alibaba Group Holding Ltd., 3.600%, Due 11/28/2024	313,000	308,809
America Movil S.A.B. de C.V., 6.375%, Due 3/1/2035	169,000	200,302
Bell Canada, Inc., 4.464%, Due 4/1/2048	45,000	44,155
Deutsche Telekom International Finance B.V., 4.875%, Due 3/6/2042D	150,000	150,807
Rogers Communications, Inc., 3.625%, Due 12/15/2025	85,000	82,898
TELUS Corp., 2.800%, Due 2/16/2027	74,000	67,351
Thomson Reuters Corp.,
4.300%, Due 11/23/2023	145,000	147,849
3.850%, Due 9/29/2024	193,000	190,005
Vodafone Group PLC, 6.150%, Due 2/27/2037	393,000	444,476

		1,636,652

Consumer, Non-Cyclical - 0.07%
Coca-Cola Femsa S.A.B. de C.V., 3.875%, Due 11/26/2023	65,000	65,455
Sanofi, 4.000%, Due 3/29/2021	75,000	76,772
Shire Acquisitions Investments Ireland DAC, 2.875%, Due 9/23/2023	105,000	99,180

		241,407

Energy - 0.20%
Canadian Natural Resources Ltd.,
3.900%, Due 2/1/2025	90,000	89,275
6.250%, Due 3/15/2038	176,000	207,843
Husky Energy, Inc., 3.950%, Due 4/15/2022	100,000	100,643
TransCanada PipeLines Ltd.,
3.750%, Due 10/16/2023	145,000	145,327
6.100%, Due 6/1/2040	82,000	95,533

		638,621

Financial - 0.61%
Bank of Montreal, 1.750%, Due 9/11/2019	160,000	158,040
HSBC Holdings PLC, 3.262%, Due 3/13/2023, (3-mo. USD LIBOR + 1.055%)C	178,000	174,972
Macquarie Bank Ltd., 2.687%, Due 4/4/2019, (3-mo. USD LIBOR + 0.350%)C D	355,000	355,352
National Australia Bank Ltd., 2.839%, Due 5/22/2020, (3-mo. USD LIBOR + 0.510%)C D	470,000	472,266
Nordea Bank AB, 4.875%, Due 1/27/2020D	120,000	122,837
Royal Bank of Canada,
2.125%, Due 3/2/2020	130,000	128,189
3.200%, Due 4/30/2021	170,000	169,925
Toronto-Dominion Bank,
3.000%, Due 6/11/2020	120,000	119,827
2.550%, Due 1/25/2021	130,000	127,764
Trinity Acquisition PLC, 4.400%, Due 3/15/2026	87,000	86,383
Westpac Banking Corp., 2.650%, Due 1/25/2021	90,000	88,432

		2,003,987

Industrial - 0.09%
Ingersoll-Rand Luxembourg Finance S.A., 2.625%, Due 5/1/2020	145,000	143,476
Johnson Controls International PLC, 5.000%, Due 3/30/2020	145,000	149,203

		292,679

Total Foreign Corporate Obligations (Cost $4,907,812)		4,991,638

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Principal Amount	Fair Value
FOREIGN SOVEREIGN OBLIGATIONS - 0.17%
European Investment Bank, 2.375%, Due 6/15/2022	$140,000	$136,914
Kreditanstalt fuer Wiederaufbau, 2.125%, Due 6/15/2022	140,000	135,698
Province of Ontario Canada, 2.500%, Due 4/27/2026	170,000	160,088
Province of Quebec Canada, 2.375%, Due 1/31/2022	125,000	121,737

Total Foreign Sovereign Obligations (Cost $574,061)		554,437

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.62%
Ginnie Mae REMIC Trust,
1.147%, Due 12/16/2038, 2013-139 A	311,874	308,256
1.624%, Due 7/16/2039, 2013-78 AB	560,726	535,157
1.368%, Due 11/16/2041, 2013-125 AB	662,511	637,434
3.200%, Due 11/16/2044, 2011-92 B	12,975	12,957
GS Mortgage Securities Trust, 3.679%, Due 8/10/2043, 2010-C1 A1D	18,570	18,643
JPMBB Commercial Mortgage Securities Trust, 3.157%, Due 7/15/2045, 2013-C12 ASB	307,450	307,290
WFRBS Commercial Mortgage Trust, 3.660%, Due 3/15/2047, 2014-C19 A3	219,000	220,751

Total Commercial Mortgage-Backed Obligations (Cost $2,101,763)		2,040,488

ASSET-BACKED OBLIGATIONS - 0.83%
Ally Auto Receivables Trust, 1.750%, Due 12/15/2021, 2017 4 A3	285,000	281,156
Americredit Automobile Receivables Trust, 1.530%, Due 7/8/2021, 2016 4 A3	118,000	117,177
AmeriCredit Automobile Receivables Trust, 1.900%, Due 3/18/2022, 2017 3 A3	185,000	182,283
BMW Vehicle Lease Trust, 2.070%, Due 10/20/2020, 2017 2 A3	180,000	178,103
Capital One Multi-Asset Execution Trust, 1.340%, Due 4/15/2022, 2016 A3 A3	318,000	314,213
Chase Issuance Trust, 1.370%, Due 6/15/2021, 2016 A2 A	265,000	261,935
Ford Credit Auto Lease Trust, 2.030%, Due 12/15/2020, 2017 B A3	170,000	168,263
Ford Credit Auto Owner Trust, 2.030%, Due 8/15/2020, 2015 A B	292,000	290,385
GM Financial Automobile Leasing Trust, 2.060%, Due 5/20/2020, 2017 1 A3	284,000	282,436
GM Financial Consumer Automobile Receivables Trust, 2.320%, Due 7/18/2022, 2018 1 A3	95,000	93,779
John Deere Owner Trust, 3.080%, Due 11/15/2022, 2018 B A3	190,000	189,753
Nissan Auto Receivables Owner Trust, 2.120%, Due 4/18/2022, 2017 C A3	100,000	98,493
PSNH Funding LLC, 3.094%, Due 2/1/2026, 2018 1 A1	130,000	129,880
World Omni Auto Receivables Trust, 1.950%, Due 2/15/2023, 2017 B A3	135,000	132,088

Total Asset-Backed Obligations (Cost $2,746,856)		2,719,944

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.45%
Federal Home Loan Mortgage Corp.,
4.500%, Due 3/1/2019	4,849	4,893
5.000%, Due 10/1/2020	6,411	6,522
3.500%, Due 8/1/2026	33,249	33,555
3.500%, Due 9/1/2028	233,488	235,758
5.000%, Due 8/1/2033	48,111	51,075
5.500%, Due 2/1/2034	48,417	52,432
4.000%, Due 1/1/2041	169,341	173,396
4.500%, Due 2/1/2041	119,599	125,326
3.500%, Due 6/1/2042	551,784	551,016
3.500%, Due 7/1/2042	155,678	155,461
3.500%, Due 1/1/2048	501,956	497,436

		1,886,870

Federal National Mortgage Association,
4.500%, Due 9/1/2018	267	269
4.000%, Due 8/1/2020	13,559	13,887
3.500%, Due 1/1/2028E	107,462	108,842
3.000%, Due 4/1/2032	223,588	221,664
5.000%, Due 3/1/2034E	52,511	56,240
4.500%, Due 4/1/2034	91,362	95,236
3.500%, Due 6/1/2037	318,110	320,205
5.500%, Due 6/1/2038	9,860	10,635

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.45% (continued)
Federal National Mortgage Association (continued)
4.500%, Due 1/1/2040	$132,565	$138,860
5.000%, Due 5/1/2040	213,128	227,936
5.000%, Due 6/1/2040	165,345	176,854
4.000%, Due 9/1/2040	114,092	116,743
4.000%, Due 1/1/2041	223,376	228,561
4.500%, Due 10/1/2041	145,003	151,612
3.000%, Due 6/1/2043	877,824	853,231
3.500%, Due 7/1/2043	153,988	153,525
3.000%, Due 8/1/2043	768,970	747,445
4.000%, Due 11/1/2044E	131,343	135,177
4.000%, Due 7/1/2045	723,994	736,716
3.500%, Due 8/1/2045	142,359	141,468
3.500%, Due 11/1/2045	1,569,997	1,560,171
3.000%, Due 4/1/2046	182,785	176,436
3.500%, Due 5/1/2046	540,132	536,835
4.000%, Due 7/1/2046	654,261	666,016
3.000%, Due 10/1/2046	53,729	51,863
3.000%, Due 11/1/2046	359,908	347,614
3.500%, Due 11/1/2046	559,362	555,862
3.000%, Due 2/1/2047	237,312	229,063
3.500%, Due 3/1/2047	114,172	113,270
4.500%, Due 7/1/2047	141,556	146,883
3.500%, Due 9/1/2047	138,672	137,783
4.000%, Due 11/1/2047	318,328	323,769
4.500%, Due 12/1/2047	138,388	143,676
4.500%, Due 4/1/2048	263,739	273,697

		9,898,044

Government National Mortgage Association,
6.500%, Due 8/15/2027	44,210	48,528
6.500%, Due 11/15/2027	49,382	54,206
7.500%, Due 12/15/2028	45,238	50,831
5.500%, Due 7/15/2033	50,018	54,280
6.000%, Due 12/15/2033	63,715	71,365
5.500%, Due 2/20/2034	69,957	76,254
5.000%, Due 10/15/2039	103,924	111,009
3.500%, Due 9/15/2041	286,601	288,147
3.000%, Due 1/20/2046	84,267	82,704
3.000%, Due 6/20/2046	284,160	277,967
3.500%, Due 8/20/2047	149,615	149,788
3.500%, Due 10/20/2047	229,701	229,966
4.000%, Due 1/20/2048	528,589	540,874
4.500%, Due 2/20/2048	392,666	408,233
4.500%, Due 4/20/2048	242,927	252,557
5.000%, Due 5/20/2048	129,264	135,768

		2,832,477

Total U.S. Agency Mortgage-Backed Obligations (Cost $14,986,918)		14,617,391

U.S. TREASURY OBLIGATIONS - 14.47%
U.S. Treasury Floating Rate Notes,
2.150%, Due 1/31/2019, (3-mo. Treasury money market yield + 0.140%)C	2,496,000	2,498,382
2.080%, Due 4/30/2019, (3-mo. Treasury money market yield + 0.070%)C	3,355,000	3,357,689
2.070%, Due 7/31/2019, (3-mo. Treasury money market yield + 0.060%)C	2,290,000	2,291,810
2.013%, Due 4/30/2020, (3-mo. Treasury money market yield + 0.033%)C	15,540,000	15,541,941

		23,689,822

U.S. Treasury Notes/Bonds,
1.125%, Due 5/31/2019	723,000	715,488

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS - 14.47% (continued)
U.S. Treasury Notes/Bonds (continued)
0.750%, Due 7/15/2019	$956,000	$940,838
0.875%, Due 7/31/2019	482,000	474,506
0.875%, Due 9/15/2019	1,205,000	1,183,395
1.250%, Due 2/29/2020	964,000	943,703
1.750%, Due 10/31/2020	964,000	943,816
1.250%, Due 3/31/2021	964,000	927,059
1.375%, Due 4/30/2021	964,000	928,980
2.000%, Due 5/31/2021	1,446,000	1,416,289
2.000%, Due 11/15/2021	1,019,000	993,844
2.000%, Due 2/15/2022	3,171,000	3,085,903
1.750%, Due 9/30/2022	500,000	478,984
1.625%, Due 11/15/2022	964,000	917,306
2.000%, Due 2/15/2023	500,000	482,305
2.625%, Due 2/28/2023	880,000	872,163
2.500%, Due 8/15/2023	964,000	948,184
2.375%, Due 8/15/2024	1,000,000	970,781
2.875%, Due 7/31/2025	500,000	498,320
6.875%, Due 8/15/2025	279,000	349,066
2.000%, Due 11/15/2026	2,280,000	2,120,667
5.250%, Due 11/15/2028	217,000	260,553
4.750%, Due 2/15/2037	304,000	379,216
4.500%, Due 8/15/2039	241,000	295,206
3.125%, Due 11/15/2041	961,000	969,784
2.500%, Due 5/15/2046	1,963,000	1,748,680

		23,845,036

Total U.S. Treasury Obligations (Cost $48,008,285)		47,534,858

	Shares
SHORT-TERM INVESTMENTS - 5.65% (Cost $18,578,911)
Investment Companies - 5.65%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.82%F G	18,578,911	18,578,911

SECURITIES LENDING COLLATERAL - 0.15% (Cost $502,649)
Investment Companies - 0.15%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.82%F G	502,649	502,649

TOTAL INVESTMENTS - 104.11% (Cost $286,061,009)		342,069,152
LIABILITIES, NET OF OTHER ASSETS - (4.11%)		(13,501,341)

TOTAL NET ASSETS - 100.00%		$328,567,811

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at July 31, 2018.
C

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2018.

D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $5,636,299 or 1.72% of net assets. The Fund has no right to demand registration of these securities.

E	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
F	The Fund is affiliated by having the same investment advisor.
G	7-day yield.

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

ADR - American Depositary Receipt.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

MLP - Master Limited Partnership.

NVDR - Non Voting Depositary Receipt.

PLC - Public Limited Company.

Futures Contracts Open on July 31, 2018:

Long Futures

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	113	September 2018	$15,867,035	$15,916,615	$49,580

			$15,867,035	$15,916,615	$49,580

Index Abbreviations:

S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2018, the investments were classified as described below:

Balanced Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$216,559,467	$—	$—	$216,559,467
Corporate Obligations	—	33,969,369	—	33,969,369
Foreign Corporate Obligations	—	4,991,638	—	4,991,638
Foreign Sovereign Obligations	—	554,437	—	554,437
Commercial Mortgage-Backed Obligations	—	2,040,488	—	2,040,488
Asset-Backed Obligations	—	2,719,944	—	2,719,944
U.S. Agency Mortgage-Backed Obligations	—	14,617,391	—	14,617,391
U.S. Treasury Obligations	—	47,534,858	—	47,534,858
Short-Term Investments	18,578,911	—	—	18,578,911
Securities Lending Collateral	502,649	—	—	502,649

Total Investments in Securities - Assets	$235,641,027	$106,428,125	$—	$342,069,152

Financial Derivative Instruments - Assets
Futures Contracts	$49,580	$—	$—	$49,580

Total Financial Derivative Instruments - Assets	$49,580	$—	$—	$49,580

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended July 31, 2018, there were no transfers between levels.

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
U.S. Treasury Floating Rate Notes, 2.013%, Due 4/30/2020		4.3
Citigroup, Inc.		2.6
Bank of America Corp.		2.2
JPMorgan Chase & Co.		2.0
General Motors Co.		1.7
BP PLC, Sponsored ADR		1.7
ConocoPhillips		1.7
American International Group, Inc.		1.7
Wells Fargo & Co.		1.5
Comcast Corp., Class A		1.4
Total Fund Holdings	504
Sector Allocation (% Equities)
Financials		27.3
Energy		18.1
Consumer Discretionary		13.6
Information Technology		10.2
Health Care		9.4
Industrials		9.1
Consumer Staples		5.5
Materials		3.9
Telecommunication Services		1.9
Utilities		1.0
Sector Allocation (% Fixed Income)
U.S. Treasury Obligations		44.7
U.S. Agency Mortgage-Backed Obligations		13.7
Financial		13.5
Consumer, Cyclical		5.4
Communications		4.4
Consumer, Non-Cyclical		3.1
Industrial		2.7
Utilities		2.6
Asset-Backed Obligations		2.6
Technology		2.4
Commercial Mortgage-Backed Obligations		1.9
Energy		1.7
Basic Materials		0.8
Foreign Sovereign Obligations		0.5

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 39.79%
Basic Materials - 2.97%
EI du Pont de Nemours & Co., 2.873%, Due 5/1/2020, (3-mo. USD LIBOR + 0.530%)A	$7,065,000	$7,104,214

Communications - 2.96%
Walt Disney Co., 2.711%, Due 3/4/2022, (3-mo. USD LIBOR + 0.390%)A	7,036,000	7,098,281

Consumer, Non-Cyclical - 2.80%
Merck & Co., Inc., 2.728%, Due 2/10/2020, (3-mo. USD LIBOR + 0.375%)A	4,860,000	4,881,493
PepsiCo, Inc., 2.714%, Due 5/2/2022, (3-mo. USD LIBOR + 0.365%)A	1,800,000	1,811,522

		6,693,015

Energy - 1.75%
Chevron Corp., 2.873%, Due 11/15/2021, (3-mo. USD LIBOR + 0.530%)A	4,140,000	4,189,825

Financial - 23.31%
American Express Credit Corp.,
2.885%, Due 3/18/2019, (3-mo. USD LIBOR + 0.550%)A	2,231,000	2,238,119
3.021%, Due 3/3/2022, (3-mo. USD LIBOR + 0.700%)A	4,868,000	4,898,374
Bank of America Corp.,
3.007%, Due 7/21/2021, (3-mo. USD LIBOR + 0.660%)A	3,730,000	3,749,791
2.985%, Due 6/25/2022, (3-mo. USD LIBOR + 0.650%)A	3,200,000	3,202,592
Citibank NA,
2.599%, Due 11/9/2018, (3-mo. USD LIBOR + 0.230%)A	4,485,000	4,487,178
2.705%, Due 2/12/2021, (3-mo. USD LIBOR + 0.350%)A	1,896,000	1,894,745
Goldman Sachs Group, Inc., 3.919%, Due 11/29/2023, (3-mo. USD LIBOR + 1.600%)A	4,080,000	4,238,222
JPMorgan Chase & Co.,
3.780%, Due 3/1/2021, (3-mo. USD LIBOR + 1.480%)A	2,300,000	2,361,050
3.572%, Due 10/24/2023, (3-mo. USD LIBOR + 1.230%)A	4,700,000	4,800,110
Manufacturers & Traders Trust Co., 2.936%, Due 5/18/2022, (3-mo. USD LIBOR + 0.610%)A	6,700,000	6,726,373
Morgan Stanley, 3.742%, Due 10/24/2023, (3-mo. USD LIBOR + 1.400%)A	4,935,000	5,065,067
US Bank NA,
2.819%, Due 10/28/2019, (3-mo. USD LIBOR + 0.480%)A	4,240,000	4,257,655
2.655%, Due 4/26/2021, (3-mo. USD LIBOR + 0.320%)A	2,800,000	2,802,760
Wells Fargo & Co.,
3.360%, Due 7/26/2021, (3-mo. USD LIBOR + 1.025%)A	2,815,000	2,860,749
3.452%, Due 1/24/2023, (3-mo. USD LIBOR + 1.110%)A	2,222,000	2,259,241

		55,842,026

Technology - 6.00%
Apple, Inc., 2.663%, Due 5/6/2019, (3-mo. USD LIBOR + 0.300%)A	5,504,000	5,517,118
Intel Corp., 2.706%, Due 5/11/2022, (3-mo. USD LIBOR + 0.350%)A	4,540,000	4,568,750
Oracle Corp., 2.919%, Due 1/15/2019, (3-mo. USD LIBOR + 0.580%)A	4,280,000	4,291,384

		14,377,252

Total Corporate Obligations (Cost $95,026,678)		95,304,613

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.72% (Cost $13,698,779)
Federal Home Loan Banks, 2.166%, Due 6/12/2019, (3-mo. USD LIBOR - 0.160%)A	13,690,000	13,706,320

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 7.65%
Federal Home Loan Mortgage Corp.,
2.172%, Due 7/5/2019, (3-mo. USD LIBOR - 0.165%)A	11,635,000	11,645,795
4.500%, Due 12/1/2034	2,957,907	3,081,037
Federal National Mortgage Association,
5.500%, Due 1/1/2024	1,978,373	2,054,942

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 7.65% (continued)
Federal National Mortgage Association (continued)
5.000%, Due 7/1/2026	$1,519,918	$1,551,343

Total U.S. Agency Mortgage-Backed Obligations (Cost $18,517,269)		18,333,117

U.S. TREASURY OBLIGATIONS - 34.05%
U.S. Treasury Notes/Bonds,
1.000%, Due 9/15/2018	34,280,000	34,239,126
0.750%, Due 9/30/2018	9,000,000	8,981,691
1.625%, Due 2/15/2026	7,075,000	6,447,646
2.375%, Due 5/15/2027	14,535,000	13,885,467
6.250%, Due 5/15/2030	5,680,000	7,514,463
2.875%, Due 8/15/2045	1,470,000	1,413,554
2.500%, Due 5/15/2046	10,200,000	9,086,367

Total U.S. Treasury Obligations (Cost $81,214,731)		81,568,314

	Shares
SHORT-TERM INVESTMENTS – 11.63%
Investment Companies – 6.00%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.82%B C	14,358,291	14,358,291

	Principal Amount
U.S. Government Agency Obligations - 5.63%
Federal Farm Credit Banks, 1.952%, Due 7/2/2019, (1-mo. USD LIBOR - 0.140%)A	$13,500,000	13,493,317

Total Short-Term Investments (Cost $27,860,997)		27,851,608

TOTAL INVESTMENTS - 98.84% (Cost $236,318,454)		236,763,972
OTHER ASSETS, NET OF LIABILITIES - 1.16%		2,782,367

TOTAL NET ASSETS - 100.00%		$239,546,339

Percentages are stated as a percent of net assets.

A

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2018.

B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

LIBOR - London Interbank Offered Rate.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2018, the investments were classified as described below:

Garcia Hamilton Quality Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$95,304,613	$—	$95,304,613
U.S. Government Agency Obligations	—	13,706,320	—	13,706,320
U.S. Agency Mortgage-Backed Obligations	—	18,333,117	—	18,333,117
U.S. Treasury Obligations	—	81,568,314	—	81,568,314
Short-Term Investments
Investment Companies	14,358,291	—	—	14,358,291
U.S. Government Agency Obligations	—	13,493,317	—	13,493,317

Total Investments in Securities - Assets	$14,358,291	$222,405,681	$—	$236,763,972

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended July 31, 2018, there were no transfers between levels.

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
U.S. Treasury Notes/Bonds, 1.000%, Due 9/15/2018		14.3
U.S. Treasury Notes/Bonds, 2.375%, Due 5/15/2027		5.8
Federal Home Loan Banks, 2.166%, Due 6/12/2019		5.7
Federal Farm Credit Banks, 1.952%, Due 7/2/2019		5.6
Federal Home Loan Mortgage Corp., 2.172%, Due 7/5/2019		4.9
U.S. Treasury Notes/Bonds, 2.500%, Due 5/15/2046		3.8
U.S. Treasury Notes/Bonds, 0.750%, Due 9/30/2018		3.7
U.S. Treasury Notes/Bonds, 6.250%, Due 5/15/2030		3.1
EI du Pont de Nemours & Co., 2.873%, Due 5/1/2020		3.0
Walt Disney Co., 2.711%, Due 3/4/2022		3.0
Total Fund Holdings	35
Sector Allocation (% Investments)
U.S. Treasury Obligations		36.7
Financial		25.1
U.S. Government Agency Obligations		12.2
U.S. Agency Mortgage-Backed Obligations		8.2
Technology		6.5
Basic Materials		3.2
Communications		3.2
Consumer, Non-Cyclical		3.0
Energy		1.9

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
Australia - 0.95% (Cost $21,271,858)
Common Stocks - 0.95%
BHP Billiton PLCA	1,303,453	$30,110,282

Belgium - 0.97%
Common Stocks - 0.97%
Anheuser-Busch InBev S.A.A	161,439	16,402,528
UCB S.A.A	166,830	14,325,541

Total Common Stocks		30,728,069

Total Belgium (Cost $30,477,569)		30,728,069

Canada - 4.83%
Common Stocks - 4.83%
Canadian Imperial Bank of Commerce	30,338	2,768,749
Canadian National Railway Co.	172,800	15,424,942
Canadian Pacific Railway Ltd.	94,462	18,733,372
Encana Corp.	1,581,896	21,828,061
Gildan Activewear, Inc.	465,819	11,999,535
Goldcorp, Inc.	784,800	9,809,623
Husky Energy, Inc.	990,800	16,847,827
Manulife Financial Corp.	1,326,126	24,629,438
National Bank of CanadaB	395,502	19,388,217
Rogers Communications, Inc., Class B	12,400	629,417
Wheaton Precious Metals Corp.	539,500	11,305,508

Total Common Stocks		153,364,689

Total Canada (Cost $130,143,934)		153,364,689

China - 1.13%
Common Stocks - 1.13%
China Merchants Port Holdings Co., Ltd.A	2,543,068	5,275,985
China Mobile Ltd.A	3,394,276	30,697,938

Total Common Stocks		35,973,923

Total China (Cost $41,785,529)		35,973,923

Denmark - 1.64%
Common Stocks - 1.64%
AP Moller - Maersk A/S, Class BA	7,239	10,406,461
Carlsberg A/S, Class BA	150,331	18,121,456
Novozymes A/S, Class BA	209,264	11,004,529
Orsted A/SA C	3,947	243,394
Vestas Wind Systems A/SA	191,837	12,362,974

Total Common Stocks		52,138,814

Total Denmark (Cost $49,509,704)		52,138,814

Finland - 0.46% (Cost $13,390,239)
Common Stocks - 0.46%
Sampo OYJ, Class AA	286,307	14,543,370

France - 8.18%
Common Stocks - 8.18%
Air Liquide S.A.A	81,257	10,398,599
AXA S.A.A	396,247	10,003,356
BNP Paribas S.A.A	594,127	38,651,980
Capgemini SEA	139,389	17,886,472
Cie de Saint-GobainA	524,662	23,345,580
Cie Generale des Etablissements Michelin SCAA	212,335	27,323,355

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
France - 8.18% (continued)
Common Stocks - 8.18% (continued)
Credit Agricole S.A.A	417,175	$5,858,298
Engie S.A.A	543,293	8,772,776
Safran S.A.A	159,549	19,771,534
SanofiA	273,080	23,731,965
Schneider Electric SEA	131,786	10,601,631
Societe Generale S.A.A	236,599	10,539,299
Total S.A.A	121,663	7,938,200
Valeo S.A.A	194,666	9,556,767
Veolia Environnement S.A.A	585,879	13,380,624
Vinci S.A.A	219,122	22,025,294

Total Common Stocks		259,785,730

Total France (Cost $230,961,653)		259,785,730

Germany - 10.47%
Common Stocks - 8.96%
BASF SEA	292,296	28,075,694
Bayer AGA	169,377	18,866,365
Deutsche Post AGA	219,267	7,739,171
E.ON SEA	1,260,313	14,210,426
Fresenius Medical Care AG & Co. KGaAA	106,087	10,363,290
Fresenius SE & Co. KGaAA	190,495	14,705,659
HeidelbergCement AGA	170,782	14,501,194
Infineon Technologies AGA	480,544	12,729,660
LANXESS AGA	212,851	17,493,543
Linde AGA	172,511	42,584,088
Merck KGaAA	142,635	14,653,289
SAP SEA	413,289	48,333,435
Siemens AGA	138,739	19,587,043
Telefonica Deutschland Holding AGA	3,058,649	13,402,652
thyssenkrupp AGA	278,560	7,426,131

Total Common Stocks		284,671,640

Preferred Stocks - 1.51%
Volkswagen AGA D	270,189	48,106,688

Total Germany (Cost $279,148,199)		332,778,328

Hong Kong - 0.82%
Common Stocks - 0.82%
AIA Group Ltd.A	294,062	2,574,470
CK Asset Holdings Ltd.A	1,171,582	8,961,638
CK Hutchison Holdings Ltd.A	1,330,582	14,457,399

Total Common Stocks		25,993,507

Total Hong Kong (Cost $24,502,057)		25,993,507

Ireland - 1.50%
Common Stocks - 1.50%
Bank of Ireland Group PLCA	2,070,439	17,773,244
CRH PLCA	343,611	11,769,479
Ryanair Holdings PLC, Sponsored ADRE	171,083	18,032,148

Total Common Stocks		47,574,871

Total Ireland (Cost $40,061,296)		47,574,871

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
Israel - 0.86%
Common Stocks - 0.86%
Bank Leumi Le-Israel BMA	491,347	$3,078,531
Teva Pharmaceutical Industries Ltd., Sponsored ADR	1,018,399	24,380,472

Total Common Stocks		27,459,003

Total Israel (Cost $30,976,088)		27,459,003

Italy - 1.83%
Common Stocks - 1.83%
Eni SpAA	1,180,461	22,760,443
UniCredit SpAA	1,996,875	35,302,016

Total Common Stocks		58,062,459

Total Italy (Cost $51,733,934)		58,062,459

Japan - 14.32%
Common Stocks - 14.32%
Astellas Pharma, Inc.A	1,070,800	17,439,184
Daiwa House Industry Co., Ltd.A	859,354	31,349,178
Digital Garage, Inc.A	203,300	7,656,233
Don Quijote Holdings Co., Ltd.A	651,400	30,487,639
East Japan Railway Co.A	270,600	25,314,534
Ezaki Glico Co., Ltd.A	161,700	7,487,356
FANUC Corp.	1,600	313,035
IHI Corp.A	212,400	7,442,285
Inpex Corp.A	502,400	5,516,530
Isuzu Motors Ltd.A	769,400	10,406,045
Japan Airlines Co., Ltd.A	689,700	25,456,257
Kao Corp.A	219,260	16,002,482
KDDI Corp.A	1,684,700	46,974,026
Kirin Holdings Co., Ltd.A	453,000	11,587,998
Mitsui Fudosan Co., Ltd.A	614,300	14,697,669
Nexon Co., Ltd.A E	950,200	13,676,988
Omron Corp.A	145,300	6,559,659
Panasonic Corp.A	631,200	8,141,009
Ryohin Keikaku Co., Ltd.A	31,800	10,210,128
Seven & i Holdings Co., Ltd.A	266,900	10,894,606
SoftBank Group Corp.A	238,200	19,806,513
Sompo Holdings, Inc.A	373,300	15,169,607
Sony Corp.A	226,300	12,238,947
Sumitomo Metal Mining Co., Ltd.A	131,400	4,727,827
Sumitomo Mitsui Financial Group, Inc.A	723,900	28,728,912
Sumitomo Rubber Industries Ltd.A	285,700	4,727,060
Suntory Beverage & Food Ltd.A	215,300	9,180,903
Taiheiyo Cement Corp.A	126,700	3,988,742
Takeda Pharmaceutical Co., Ltd.A	683,600	28,661,749
Yamaha Corp.A	429,300	20,074,259

Total Common Stocks		454,917,360

Total Japan (Cost $391,670,670)		454,917,360

Luxembourg - 1.01%
Common Stocks - 1.01%
SES S.A.A	1,044,083	20,859,403
Tenaris S.A.A	617,618	11,319,604

Total Common Stocks		32,179,007

Total Luxembourg (Cost $30,454,091)		32,179,007

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
Netherlands - 6.79%
Common Stocks - 6.79%
ABN AMRO Group N.V.A C	253,967	$7,023,178
Aegon N.V.A	1,647,499	10,831,188
Akzo Nobel N.V.A	431,734	39,855,137
ING Groep N.V.A	1,647,005	25,162,540
Royal Dutch Shell PLC, Class AA	1,138,036	39,043,309
Royal Dutch Shell PLC, Class BA	1,467,333	51,355,055
SBM Offshore N.V.A	668,578	10,341,968
Wolters Kluwer N.V.A	531,580	32,036,007

Total Common Stocks		215,648,382

Total Netherlands (Cost $172,502,435)		215,648,382

Norway - 1.39%
Common Stocks - 1.39%
Equinor ASAA	593,042	15,714,068
Telenor ASAA	823,285	16,100,391
Yara International ASAA	280,558	12,362,280

Total Common Stocks		44,176,739

Total Norway (Cost $36,950,025)		44,176,739

Portugal - 0.08% (Cost $2,145,020)
Common Stocks - 0.08%
Galp Energia SGPS S.A.A	129,189	2,656,939

Republic of Korea - 3.25%
Common Stocks - 3.25%
Hana Financial Group, Inc.A	472,142	18,996,273
KB Financial Group, Inc., ADR	270,917	13,071,745
Samsung Electronics Co., Ltd.A	1,094,293	45,398,156
SK Innovation Co., Ltd.A	8,026	1,426,143
SK Telecom Co., Ltd.A	109,316	24,441,846

Total Common Stocks		103,334,163

Total Republic of Korea (Cost $74,471,878)		103,334,163

Singapore - 1.16%
Common Stocks - 1.16%
DBS Group Holdings Ltd.A	957,110	18,798,923
Singapore Telecommunications Ltd.A	7,603,395	17,955,881

Total Common Stocks		36,754,804

Total Singapore (Cost $32,316,277)		36,754,804

Spain - 0.91%
Common Stocks - 0.91%
CaixaBank S.A.A	2,368,254	10,947,525
Red Electrica Corp. S.A.A	847,363	17,968,860

Total Common Stocks		28,916,385

Total Spain (Cost $25,930,288)		28,916,385

Sweden - 1.67%
Common Stocks - 1.67%
Assa Abloy AB, Class BA	1,019,976	20,216,954
Epiroc AB, Class AE	1,065,357	12,755,763
Getinge AB, Class BA	483,082	5,205,330

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
Sweden - 1.67% (continued)
Common Stocks - 1.67% (continued)
Nordea Bank ABA	1,413,389	$15,021,840

Total Common Stocks		53,199,887

Total Sweden (Cost $56,106,438)		53,199,887

Switzerland - 6.82%
Common Stocks - 6.82%
ABB Ltd.A	1,250,919	28,732,004
Aryzta AGA B E	332,801	4,706,308
Cie Financiere Richemont S.A.A	120,162	10,555,483
Givaudan S.A.A	4,942	11,591,990
Julius Baer Group Ltd.A E	220,038	12,094,284
Novartis AGA	988,914	83,010,473
Roche Holding AGA	157,787	38,722,070
UBS Group AGA E	1,341,640	22,099,023
Zurich Insurance Group AGA	16,734	5,147,148

Total Common Stocks		216,658,783

Total Switzerland (Cost $217,970,260)		216,658,783

United Kingdom - 21.30%
Common Stocks - 21.30%
AstraZeneca PLCA	326,355	25,126,234
Aviva PLCA	2,899,575	19,006,515
BAE Systems PLCA	1,436,510	12,303,621
Balfour Beatty PLCA	2,812,579	10,826,921
Barclays PLCA	18,643,818	47,408,815
BP PLCA	8,307,510	62,419,400
British American Tobacco PLCA	1,221,622	67,319,263
Cobham PLCA E	8,539,905	14,011,736
Compass Group PLCA	1,002,379	21,560,673
Diageo PLCA	635,589	23,357,299
Ferguson PLCA	367,009	28,918,333
GlaxoSmithKline PLCA	1,243,353	25,799,451
Howden Joinery Group PLCA	1,751,144	10,961,898
HSBC Holdings PLCA	1,634,824	15,546,710
Informa PLCA	1,623,509	16,807,596
Johnson Matthey PLCA	180,356	8,906,370
Kingfisher PLCA	3,516,999	13,685,998
Lloyds Banking Group PLCA	15,341,238	12,550,933
Melrose Industries PLCA	4,126,450	11,699,426
Micro Focus International PLCA	625,988	10,218,678
Prudential PLCA	2,721,707	64,386,392
RELX PLCA	478,617	10,436,896
Rolls-Royce Holdings PLCA	2,223,528	28,896,154
RSA Insurance Group PLCA	1,372,331	11,593,444
SSE PLCA	1,133,236	18,586,905
Standard Chartered PLCA	1,953,448	17,614,192
Travis Perkins PLCA	683,944	10,742,113
Unilever PLCA	368,167	21,038,403
Vodafone Group PLCA	14,261,593	34,801,255

Total Common Stocks		676,531,624

Total United Kingdom (Cost $672,237,317)		676,531,624

United States - 2.91%
Common Stocks - 2.91%
Aon PLC	167,099	23,987,062

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
United States - 2.91% (continued)
Common Stocks - 2.91% (continued)
Carnival PLCA	275,353	$16,001,449
QIAGEN N.V.A E	274,583	9,952,948
Shire PLCA	747,727	42,566,641

Total Common Stocks		92,508,100

Total United States (Cost $82,618,000)		92,508,100

SHORT-TERM INVESTMENTS - 4.09% (Cost $129,917,200)
Investment Companies - 4.09%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.82%F G	129,917,200	129,917,200

SECURITIES LENDING COLLATERAL - 0.12% (Cost $3,781,511)
Investment Companies - 0.12%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.82%F G	3,781,511	3,781,511

TOTAL INVESTMENTS - 99.46% (Cost $2,873,033,470)		3,159,693,929
OTHER ASSETS, NET OF LIABILITIES - 0.54%		17,296,406

TOTAL NET ASSETS - 100.00%		$3,176,990,335

Percentages are stated as a percent of net assets.

A	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $2,780,090,304 or 87.51% of net assets.
B	All or a portion of this security is on loan at July 31, 2018.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $7,266,572 or 0.23% of net assets. The Fund has no right to demand registration of these securities.

D	A type of Preferred Stock that has no maturity date.
E	Non-income producing security.
F	The Fund is affiliated by having the same investment advisor.
G	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

Futures Contracts Open on July 31, 2018:

Long Futures

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index Futures	37	August 2018	$4,828,704	$4,946,285	$117,581
CAC40 Index Futures	232	August 2018	14,699,038	14,962,181	263,143
DAX Index Futures	35	September 2018	12,821,320	13,097,899	276,579
FTSE 100 Index Futures	237	September 2018	23,795,294	24,150,046	354,752
FTSE/MIB Index Futures	25	September 2018	3,180,634	3,245,833	65,199
Hang Seng Index Futures	26	August 2018	4,784,996	4,710,769	(74,227)
IBEX 35 Index Futures	36	August 2018	4,090,984	4,162,346	71,362
OMXS30 Index Futures	193	August 2018	3,401,369	3,537,068	135,699
S&P/TSX 60 Index Futures	88	September 2018	12,883,188	13,078,855	195,667
SPI 200 Futures	80	September 2018	9,050,932	9,175,350	124,418

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

Equity Futures Contracts (continued):

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
TOPIX Index Futures	202	September 2018	$31,935,923	$31,979,931	$44,008

			$125,472,382	$127,046,563	$1,574,181

Forward Foreign Currency Contracts Open on July 31, 2018:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CHF	1,038,605	USD	1,040,434	9/10/2018	BNP	$—	$(1,829)	$(1,829)
CHF	2,160,027	USD	2,176,834	9/10/2018	BNP	—	(16,807)	(16,807)
JPY	5,675,899	USD	5,769,758	9/10/2018	BNP	—	(93,859)	(93,859)
USD	1,593,989	GBP	1,577,573	9/10/2018	BNP	16,416	—	16,416
CAD	1,333,017	USD	1,319,178	9/10/2018	BOM	13,839	—	13,839
CAD	2,303,110	USD	2,241,294	9/10/2018	BOM	61,816	—	61,816
SEK	2,521,276	USD	2,540,212	9/10/2018	BOM	—	(18,936)	(18,936)
CAD	2,738,501	USD	2,680,242	9/10/2018	BOM	58,259	—	58,259
CAD	9,632,501	USD	9,651,605	9/10/2018	BOM	—	(19,104)	(19,104)
GBP	17,899,003	USD	18,277,500	9/10/2018	BOM	—	(378,497)	(378,497)
USD	2,712,728	EUR	2,697,134	9/10/2018	BOM	15,594	—	15,594
SEK	360,248	USD	354,267	9/10/2018	BRC	5,981	—	5,981
JPY	6,333,177	USD	6,491,557	9/10/2018	BRC	—	(158,380)	(158,380)
USD	11,737,703	EUR	11,754,813	9/10/2018	BRC	—	(17,110)	(17,110)
USD	218,653	SEK	216,710	9/10/2018	BRC	1,943	—	1,943
USD	1,007,257	SEK	1,014,661	9/10/2018	CBK	—	(7,404)	(7,404)
USD	9,624,174	JPY	9,457,297	9/10/2018	DUB	166,877	—	166,877
USD	3,239,780	CHF	3,233,961	9/10/2018	FBF	5,819	—	5,819
AUD	970,254	USD	966,013	9/10/2018	GSC	4,241	—	4,241
AUD	1,822,790	USD	1,816,608	9/10/2018	GSC	6,182	—	6,182
GBP	4,055,677	USD	4,059,246	9/10/2018	GSC	—	(3,569)	(3,569)
USD	2,020,346	JPY	1,999,468	9/10/2018	GSC	20,878	—	20,878
GBP	2,513,518	USD	2,529,901	9/10/2018	HUS	—	(16,383)	(16,383)
EUR	8,553,432	USD	8,586,375	9/10/2018	HUS	—	(32,943)	(32,943)
HKD	961,479	USD	962,747	9/10/2018	JPM	—	(1,268)	(1,268)
AUD	6,795,252	USD	6,963,228	9/10/2018	JPM	—	(167,976)	(167,976)
EUR	7,113,397	USD	7,042,528	9/10/2018	JPM	70,869	—	70,869
GBP	4,985,131	USD	5,053,089	9/10/2018	MYC	—	(67,958)	(67,958)
CHF	1,868,241	USD	1,860,798	9/10/2018	RBC	7,443	—	7,443
USD	2,772,007	AUD	2,785,830	9/10/2018	RBC	—	(13,823)	(13,823)
USD	915,948	CAD	923,090	9/10/2018	RBC	—	(7,142)	(7,142)
EUR	4,074,344	USD	4,076,321	9/10/2018	SCB	—	(1,977)	(1,977)
CHF	8,164,283	USD	8,240,296	9/10/2018	SCB	—	(76,013)	(76,013)
JPY	26,923,162	USD	27,561,138	9/10/2018	SOG	—	(637,976)	(637,976)
EUR	29,702,726	USD	29,818,559	9/10/2018	SOG	—	(115,833)	(115,833)
USD	3,792,286	CAD	3,876,210	9/10/2018	TDB	—	(83,924)	(83,924)
SEK	721,304	USD	717,514	9/10/2018	UAG	3,790	—	3,790
AUD	1,663,027	USD	1,640,978	9/10/2018	UAG	22,049	—	22,049
JPY	3,271,894	USD	3,309,534	9/10/2018	UAG	—	(37,640)	(37,640)
USD	7,070,444	GBP	7,010,998	9/10/2018	UAG	59,446	—	59,446
USD	607,734	CHF	607,887	9/10/2018	UAG	—	(153)	(153)
SEK	622,530	USD	611,260	9/10/2018	WBC	11,270	—	11,270
USD	671,690	AUD	668,778	9/10/2018	WBC	2,912	—	2,912

						$555,624	$(1,976,504)	$(1,420,880)

*	All values denominated in USD.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

Glossary:

Counterparty Abbreviations:
BNP	BNP Paribas, N.A.
BOM	Bank of Montreal
BRC	Barclays Bank PLC
CBK	Citibank, N.A.
DUB	Deutsche Bank AG
FBF	Credit Suisse International
GSC	Goldman Sachs Capital Markets
HUS	HSBC Bank (USA)
JPM	JPMorgan Chase Bank, N.A.
MYC	Morgan Stanley Bank, N.A.
RBC	Royal Bank of Canada
SCB	Standard and Chartered Bank
SOG	Societe Generale
TDB	Toronto Dominion Bank
UAG	UBS AG
WBC	Westpac Banking Corporation

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

Index Abbreviations:
CAC40	Euronet Paris - French Stock Market Index
DAX	Deutsche Boerse AG German Stock Index
FTSE 100	Financial Times Stock Exchange 100 Index
FTSE/MIB	Borsa Italiana - Italian Stock Market Index
Hang Seng	Hong Kong Stock Market Index
IBEX	Bolsa de Madrid - Spanish Stock Market Index
OMXS30	Stockholm Stock Exchange’s leading share index
SPI 200	Australian Equity Market Index Future
S&P/TSX	Canadian Equity Market Index
TOPIX	Tokyo Stock Exchange Tokyo Price Index

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2018, the investments were classified as described below:

International Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$—	$30,110,282	$—	$30,110,282
Belgium	—	30,728,069	—	30,728,069
Canada	153,364,689	—	—	153,364,689
China	—	35,973,923	—	35,973,923
Denmark	—	52,138,814	—	52,138,814
Finland	—	14,543,370	—	14,543,370
France	—	259,785,730	—	259,785,730
Germany	—	284,671,640	—	284,671,640
Hong Kong	—	25,993,507	—	25,993,507
Ireland	18,032,148	29,542,723	—	47,574,871
Israel	24,380,472	3,078,531	—	27,459,003
Italy	—	58,062,459	—	58,062,459
Japan	313,035	454,604,325	—	454,917,360
Luxembourg	—	32,179,007	—	32,179,007

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

International Equity Fund (continued)	Level 1	Level 2	Level 3	Total
Assets (continued)
Foreign Common Stocks (continued)
Netherlands	$—	$215,648,382	$—	$215,648,382
Norway	—	44,176,739	—	44,176,739
Portugal	—	2,656,939	—	2,656,939
Republic of Korea	13,071,745	90,262,418	—	103,334,163
Singapore	—	36,754,804	—	36,754,804
Spain	—	28,916,385	—	28,916,385
Sweden	12,755,763	40,444,124	—	53,199,887
Switzerland	—	216,658,783	—	216,658,783
United Kingdom	—	676,531,624	—	676,531,624
Foreign Preferred Stocks
Germany	—	48,106,688	—	48,106,688
Common Stocks
United States	23,987,062	68,521,038	—	92,508,100
Short-Term Investments	129,917,200	—	—	129,917,200
Securities Lending Collateral	3,781,511	—	—	3,781,511

Total Investments in Securities - Assets	$379,603,625	$2,780,090,304	$—	$3,159,693,929

Financial Derivative Instruments - Assets
Futures Contracts	$1,648,408	$—	$—	$1,648,408
Forward Foreign Currency Contracts	—	555,624	—	555,624

Total Financial Derivative Instruments - Assets	$1,648,408	$555,624	$—	$2,204,032

Financial Derivative Instruments - Liabilities
Futures Contracts	$(74,227)	$—	$—	$(74,227)
Forward Foreign Currency Contracts	—	(1,976,504)	—	(1,976,504)

Total Financial Derivative Instruments - Liabilities	$(74,227)	$(1,976,504)	$—	$(2,050,731)

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended July 31, 2018, there were transfers from Level 1 to Level 2 with a fair value of $2,540,702,812 as a result of a determination made by the Valuation Committee that adjustments should be applied to certain international securities due to significant movement in the market.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
Novartis AG		2.6
British American Tobacco PLC		2.1
Prudential PLC		2.0
BP PLC		2.0
Royal Dutch Shell PLC, Class B		1.6
SAP SE		1.5
Volkswagen AG		1.5
Barclays PLC		1.5
KDDI Corp.		1.5
Samsung Electronics Co., Ltd.		1.4
Total Fund Holdings	164
Sector Allocation (% Equities)
Financials		19.8
Industrials		16.2
Health Care		13.1
Consumer Discretionary		9.7
Materials		9.1
Energy		8.9
Consumer Staples		6.8
Telecommunication Services		6.8
Information Technology		5.4
Utilities		2.4
Real Estate		1.8
Country Allocation (% Equities)
United Kingdom		22.3
Japan		15.0
Germany		11.0
France		8.5
Switzerland		7.1
Netherlands		7.1
Canada		5.1
Republic of Korea		3.4
United States		3.1
Italy		1.9
Sweden		1.8
Denmark		1.7
Ireland		1.6
Norway		1.5
Singapore		1.2
China		1.2
Luxembourg		1.1
Belgium		1.0
Australia		1.0
Spain		1.0
Israel		0.9
Hong Kong		0.9
Finland		0.5
Portugal		0.1

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.76%
Consumer Discretionary - 11.30%
Auto Components - 1.76%
Adient PLC	289,498	$13,788,789
Aptiv PLC	120,797	11,846,562
Goodyear Tire & Rubber Co.	1,628,509	39,426,203
Magna International, Inc.	899,641	54,680,180

		119,741,734

Automobiles - 2.14%
General Motors Co.	3,467,644	131,458,384
Harley-Davidson, Inc.	341,618	14,651,996

		146,110,380

Hotels, Restaurants & Leisure - 0.62%
Carnival Corp.	300,500	17,801,620
Norwegian Cruise Line Holdings Ltd.A	487,300	24,379,619

		42,181,239

Household Durables - 0.70%
DR Horton, Inc.	616,200	26,927,940
Newell Brands, Inc.	131,153	3,434,897
Tupperware Brands Corp.	479,800	17,613,458

		47,976,295

Leisure Products - 0.01%
Hasbro, Inc.	3,498	348,436

Media - 4.23%
CBS Corp., Class B, NVDR	392,403	20,667,866
Cinemark Holdings, Inc.	312,300	11,217,816
Comcast Corp., Class A	4,049,896	144,905,279
Discovery, Inc., Class AA B	249,381	6,628,547
Discovery, Inc., Class CA	1,678,400	41,204,720
Interpublic Group of Cos, Inc.	807,700	18,213,635
Omnicom Group, Inc.	306,766	21,114,704
Walt Disney Co.	213,400	24,233,704

		288,186,271

Multiline Retail - 0.85%
Dollar General Corp.	594,566	58,356,653

Specialty Retail - 0.90%
Advance Auto Parts, Inc.	86,700	12,244,641
Bed Bath & Beyond, Inc.	296,106	5,546,065
Lowe’s Cos, Inc.	437,582	43,469,396

		61,260,102

Textiles, Apparel & Luxury Goods - 0.09%
Hanesbrands, Inc.	289,886	6,452,862

Total Consumer Discretionary		770,613,972

Consumer Staples - 6.64%
Beverages - 1.17%
Diageo PLC, Sponsored ADR	110,749	16,310,005
Molson Coors Brewing Co.	423,500	28,374,500
PepsiCo, Inc.	303,066	34,852,590

		79,537,095

Food Products - 1.74%
Archer-Daniels-Midland Co.	174,036	8,398,977
Danone S.A., Sponsored ADR	400,089	6,257,392
General Mills, Inc.	320,021	14,740,167

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.76% (continued)
Consumer Staples - 6.64% (continued)
Food Products - 1.74% (continued)
Ingredion, Inc.	125,900	$12,753,670
JM Smucker Co.	210,830	23,427,430
Kellogg Co.	120,095	8,530,348
Mondelez International, Inc., Class A	556,100	24,123,618
Nestle S.A., Sponsored ADR	255,702	20,842,270

		119,073,872

Health Care Providers & Services - 0.84%
CVS Health Corp.	889,721	57,707,304

Household Products - 0.25%
Colgate-Palmolive Co.	40,796	2,733,740
Kimberly-Clark Corp.	36,901	4,201,548
Procter & Gamble Co.	37,627	3,043,272
Reckitt Benckiser Group PLC, Sponsored ADR	388,915	6,926,576

		16,905,136

Personal Products - 0.31%
Coty, Inc., Class A	270,344	3,625,313
Unilever PLC, Sponsored ADR	306,100	17,450,761

		21,076,074

Tobacco - 2.33%
Altria Group, Inc.	834,179	48,949,624
Imperial Brands PLC, Sponsored ADR	854,814	32,747,924
Philip Morris International, Inc.	892,145	76,992,114

		158,689,662

Total Consumer Staples		452,989,143

Energy - 14.96%
Energy Equipment & Services - 2.36%
Halliburton Co.	516,600	21,914,172
Helmerich & Payne, Inc.	252,800	15,509,280
National Oilwell Varco, Inc.	508,400	24,718,408
Oceaneering International, Inc.	500,800	13,701,888
Schlumberger Ltd.	1,258,314	84,961,362

		160,805,110

Oil, Gas & Consumable Fuels - 12.60%
Anadarko Petroleum Corp.	411,400	30,093,910
Andeavor	97,300	14,600,838
Apache Corp.	1,267,200	58,291,200
BP PLC, Sponsored ADR	3,101,379	139,841,179
Canadian Natural Resources Ltd.	2,115,703	77,519,358
Chevron Corp.	527,390	66,593,535
ConocoPhillips	1,884,120	135,976,941
Devon Energy Corp.	1,021,366	45,971,684
EOG Resources, Inc.	120,213	15,500,264
Exxon Mobil Corp.	136,069	11,090,984
Hess Corp.	704,692	46,248,936
Kinder Morgan, Inc.	1,350,200	24,006,556
Kosmos Energy Ltd.A	820,845	6,222,005
Marathon Oil Corp.	2,434,386	51,414,232
Murphy Oil Corp.	662,260	22,026,768
Occidental Petroleum Corp.	123,770	10,388,016
Phillips 66	626,530	77,276,210

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.76% (continued)
Energy - 14.96% (continued)
Oil, Gas & Consumable Fuels - 12.60% (continued)
Royal Dutch Shell PLC, Class A, Sponsored ADR	380,422	$26,009,452

		859,072,068

Total Energy		1,019,877,178

Financials - 26.97%
Banks - 13.35%
Bank of America Corp.	4,979,769	153,775,267
BNP Paribas S.A., ADR	509,500	16,645,365
CIT Group, Inc.	167,600	8,871,068
Citigroup, Inc.	3,252,135	233,795,985
Citizens Financial Group, Inc.	524,253	20,854,784
JPMorgan Chase & Co.	1,954,610	224,682,420
PNC Financial Services Group, Inc.	355,692	51,514,872
US Bancorp	559,095	29,637,626
Wells Fargo & Co.	2,973,510	170,352,388

		910,129,775

Capital Markets - 5.00%
Bank of New York Mellon Corp.	548,046	29,304,020
BlackRock, Inc.	28,660	14,409,101
Blackstone Group LP, MLP	1,412,448	49,322,684
Goldman Sachs Group, Inc.	267,699	63,559,773
Invesco Ltd.	648,700	17,508,413
KKR & Co., Inc., Class A	3,424,908	93,773,981
Moody’s Corp.	57,872	9,903,057
Morgan Stanley	163,478	8,265,448
Nasdaq, Inc.	165,941	15,167,007
State Street Corp.	367,464	32,450,746
T Rowe Price Group, Inc.	61,062	7,271,263

		340,935,493

Consumer Finance - 2.89%
Ally Financial, Inc.	476,800	12,759,168
American Express Co.	145,128	14,443,139
Capital One Financial Corp.	412,791	38,934,447
Discover Financial Services	381,800	27,264,338
Navient Corp.	1,133,310	14,971,025
OneMain Holdings, Inc.A	529,300	17,599,225
Santander Consumer USA Holdings, Inc.	1,323,447	25,463,120
SLM Corp.A	3,369,411	38,040,650
Synchrony Financial	271,287	7,851,046

		197,326,158

Diversified Financial Services - 0.95%
AXA Equitable Holdings, Inc.A	808,000	17,767,920
Berkshire Hathaway, Inc., Class BA	237,091	46,913,196

		64,681,116

Insurance - 4.78%
American International Group, Inc.	2,376,586	131,211,313
Aon PLC	171,193	24,574,755
Chubb Ltd.	188,378	26,320,174
MetLife, Inc.	316,299	14,467,517
Prudential Financial, Inc.	54,689	5,518,667
Travelers Cos, Inc.	400,530	52,124,974

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.76% (continued)
Financials - 26.97% (continued)
Insurance - 4.78% (continued)
XL Group Ltd.	1,275,026	$71,694,712

		325,912,112

Total Financials		1,838,984,654

Health Care - 10.69%
Biotechnology - 1.20%
AbbVie, Inc.	115,784	10,678,758
Biogen, Inc.A	43,000	14,377,910
Celgene Corp.A	153,700	13,846,833
Gilead Sciences, Inc.	246,900	19,216,227
Portola Pharmaceuticals, Inc.A	251,200	8,992,960
Shire PLC, ADR	84,700	14,450,667

		81,563,355

Health Care Equipment & Supplies - 2.65%
Abbott Laboratories	291,906	19,131,519
Danaher Corp.	179,149	18,377,105
Koninklijke Philips N.V.	198,327	8,690,689
Medtronic PLC	1,260,621	113,745,833
Zimmer Biomet Holdings, Inc.	163,767	20,556,034

		180,501,180

Health Care Providers & Services - 1.58%
Anthem, Inc.	316,986	80,197,458
Cigna Corp.	69,507	12,470,946
Express Scripts Holding Co.A	93,068	7,395,183
McKesson Corp.	63,790	8,012,024

		108,075,611

Life Sciences Tools & Services - 0.29%
Thermo Fisher Scientific, Inc.	84,246	19,758,215

Pharmaceuticals - 4.97%
GlaxoSmithKline PLC, Sponsored ADR	690,434	28,715,150
Horizon Pharma PLCA	924,492	16,298,794
Jazz Pharmaceuticals PLCA	73,968	12,802,382
Johnson & Johnson	586,268	77,692,235
Merck & Co., Inc.	618,519	40,741,847
Mylan N.V.A	501,085	18,695,481
Novartis AG, Sponsored ADR	35,734	2,998,083
Pfizer, Inc.	2,289,738	91,429,238
Roche Holding AG, Sponsored ADR	81,702	2,505,800
Sanofi, ADR	1,081,645	46,900,127

		338,779,137

Total Health Care		728,677,498

Industrials - 10.06%
Aerospace & Defense - 1.81%
Embraer S.A., Sponsored ADR	273,900	5,601,255
General Dynamics Corp.	88,086	17,596,059
Lockheed Martin Corp.	26,936	8,783,830
Northrop Grumman Corp.	68,225	20,500,930
Raytheon Co.	169,575	33,580,937

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.76% (continued)
Industrials - 10.06% (continued)
Aerospace & Defense - 1.81% (continued)
United Technologies Corp.	273,662	$37,146,880

		123,209,891

Air Freight & Logistics - 0.12%
United Parcel Service, Inc.	67,893	8,139,692

Airlines - 1.20%
American Airlines Group, Inc.	507,540	20,068,132
Delta Air Lines, Inc.	566,800	30,845,256
United Continental Holdings, Inc.A	386,800	31,098,720

		82,012,108

Building Products - 1.55%
Johnson Controls International PLC	2,815,851	105,622,571

Construction & Engineering - 0.20%
AECOMA	409,464	13,741,612

Electrical Equipment - 0.41%
Eaton Corp. PLC	335,709	27,920,917

Industrial Conglomerates - 1.96%
3M Co.	75,733	16,079,630
General Electric Co.	3,902,395	53,189,644
Honeywell International, Inc.	402,032	64,184,409

		133,453,683

Machinery - 1.56%
CNH Industrial N.V.	2,805,039	32,875,057
Cummins, Inc.	215,597	30,789,407
Illinois Tool Works, Inc.	85,934	12,316,920
Ingersoll-Rand PLC	116,200	11,446,862
PACCAR, Inc.	140,251	9,217,296
Stanley Black & Decker, Inc.	65,591	9,803,887

		106,449,429

Professional Services - 0.11%
Equifax, Inc.	60,346	7,573,423

Road & Rail - 0.34%
Canadian National Railway Co.	92,436	8,240,670
Union Pacific Corp.	101,507	15,214,884

		23,455,554

Trading Companies & Distributors - 0.55%
AerCap Holdings N.V.A	612,100	34,357,173
HD Supply Holdings, Inc.A	65,123	2,864,110

		37,221,283

Transportation Infrastructure - 0.25%
Macquarie Infrastructure Corp.	373,800	16,974,258

Total Industrials		685,774,421

Information Technology - 9.28%
Communications Equipment - 1.03%
Cisco Systems, Inc.	834,170	35,277,050
Telefonaktiebolaget LM Ericsson, Sponsored ADR	4,444,520	34,933,927

		70,210,977

Electronic Equipment, Instruments & Components - 0.75%
Corning, Inc.	1,298,540	43,085,557

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.76% (continued)
Information Technology - 9.28% (continued)
Electronic Equipment, Instruments & Components - 0.75% (continued)
TE Connectivity Ltd.	90,100	$8,430,657

		51,516,214

IT Services - 1.78%
Accenture PLC	243,219	38,752,083
Amdocs Ltd.	49,156	3,321,962
Cognizant Technology Solutions Corp., Class A	70,231	5,723,827
DXC Technology Co.	83,086	7,040,708
Fidelity National Information Services, Inc.	142,319	14,677,358
First Data Corp., Class AA	1,344,800	31,280,048
Fiserv, Inc.A	172,722	13,037,057
Teradata Corp.A	207,294	7,937,287

		121,770,330

Semiconductors & Semiconductor Equipment - 1.48%
Analog Devices, Inc.	58,360	5,610,730
Micron Technology, Inc.A	860,779	45,440,524
QUALCOMM, Inc.	454,244	29,112,498
Texas Instruments, Inc.	185,109	20,606,334

		100,770,086

Software - 3.20%
Microsoft Corp.	964,724	102,337,922
Oracle Corp.	2,425,599	115,652,560

		217,990,482

Technology Hardware, Storage & Peripherals - 1.04%
Hewlett Packard Enterprise Co.	4,575,444	70,644,855

Total Information Technology		632,902,944

Materials - 3.78%
Chemicals - 2.89%
Air Products & Chemicals, Inc.	349,313	57,346,716
DowDuPont, Inc.	1,238,048	85,140,561
Eastman Chemical Co.	168,926	17,504,112
PPG Industries, Inc.	223,479	24,730,186
Sherwin-Williams Co.	28,833	12,707,568

		197,429,143

Containers & Packaging - 0.69%
Crown Holdings, Inc.A	585,983	26,527,450
International Paper Co.	376,286	20,217,847

		46,745,297

Metals & Mining - 0.20%
Reliance Steel & Aluminum Co.	151,375	13,654,025

Total Materials		257,828,465

Real Estate - 0.08%
Equity Real Estate Investment Trusts (REITs) - 0.08%
Public Storage	23,729	5,168,888

Telecommunication Services - 1.62%
Diversified Telecommunication Services - 1.01%
AT&T, Inc.	1,139,476	36,429,048

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.76% (continued)
Telecommunication Services - 1.62% (continued)
Diversified Telecommunication Services - 1.01% (continued)
Verizon Communications, Inc.	627,330	$32,395,321

		68,824,369

Wireless Telecommunication Services - 0.61%
Vodafone Group PLC, Sponsored ADR	1,711,950	42,028,372

Total Telecommunication Services		110,852,741

Utilities - 1.38%
Electric Utilities - 1.38%
Duke Energy Corp.	269,075	21,961,901
Entergy Corp.	237,164	19,276,690
PPL Corp.	583,254	16,780,218
Southern Co.	627,347	30,489,064
Xcel Energy, Inc.	114,628	5,371,468

		93,879,341

Total Utilities		93,879,341

Total Common Stocks (Cost $4,814,463,183)		6,597,549,245

SHORT-TERM INVESTMENTS - 3.23% (Cost $220,051,581)
Investment Companies - 3.23%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.82%C D	220,051,581	220,051,581

SECURITIES LENDING COLLATERAL - 0.05% (Cost $3,885,973)
Investment Companies - 0.05%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.82%C D	3,885,973	3,885,973

TOTAL INVESTMENTS - 100.04% (Cost $5,038,400,737)		6,821,486,799
LIABILITIES, NET OF OTHER ASSETS - (0.04%)		(3,041,347)

TOTAL NET ASSETS - 100.00%		$6,818,445,452

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at July 31, 2018.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

LP - Limited Partnership.

MLP – Master Limited Partnership.

NVDR - Non Voting Depositary Receipt.

PLC - Public Limited Company.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

Futures Contracts Open on July 31, 2018:

Long Futures

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	1,425	September 2018	$196,616,626	$200,718,375	$4,101,749

			$196,616,626	$200,718,375	$4,101,749

Index Abbreviations:

S&P 500                    Standard & Poor’s U.S. Equity Large-Cap Index

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2018, the investments were classified as described below:

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$6,597,549,245	$—	$—	$6,597,549,245
Short-Term Investments	220,051,581	—	—	220,051,581
Securities Lending Collateral	3,885,973	—	—	3,885,973

Total Investments in Securities - Assets	$6,821,486,799	$—	$—	$6,821,486,799

Financial Derivative Instruments - Assets
Futures Contracts	$4,101,749	$—	$—	$4,101,749

Total Financial Derivative Instruments - Assets	$4,101,749	$—	$—	$4,101,749

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended July 31, 2018, there were no transfers between levels.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
Citigroup, Inc.		3.4
JPMorgan Chase & Co.		3.3
Wells Fargo & Co.		2.5
Bank of America Corp.		2.3
Comcast Corp., Class A		2.1
BP PLC, Sponsored ADR		2.1
ConocoPhillips		2.0
General Motors Co.		1.9
American International Group, Inc.		1.9
Oracle Corp.		1.7
Total Fund Holdings	197
Sector Allocation (% Equities)
Financials		27.9
Energy		15.4
Consumer Discretionary		11.7
Health Care		11.0
Industrials		10.4
Information Technology		9.6
Consumer Staples		6.9
Materials		3.9
Telecommunication Services		1.7
Utilities		1.4
Real Estate		0.1

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.99%
Consumer Discretionary - 14.53%
Auto Components - 1.58%
Adient PLC	73,249	$3,488,850
Dana, Inc.	303,504	6,479,810
Delphi Technologies PLC	81,173	3,666,585

		13,635,245

Diversified Consumer Services - 0.57%
Adtalem Global Education, Inc.A	89,803	4,898,754

Hotels, Restaurants & Leisure - 2.60%
Norwegian Cruise Line Holdings Ltd.A	141,697	7,089,101
Royal Caribbean Cruises Ltd.	72,981	8,229,338
SeaWorld Entertainment, Inc.A	64,425	1,372,252
Wyndham Destinations, Inc.	124,985	5,764,308

		22,454,999

Household Durables - 2.34%
DR Horton, Inc.	122,629	5,358,887
Lennar Corp., Class A	52,181	2,727,501
Newell Brands, Inc.	252,652	6,616,956
Whirlpool Corp.	41,408	5,428,589

		20,131,933

Media - 3.32%
Altice USA, Inc., Class A	250,701	4,294,508
Interpublic Group of Cos, Inc.	314,335	7,088,254
Meredith Corp.B	90,055	4,786,423
News Corp., Class A	333,122	5,020,149
Omnicom Group, Inc.	107,434	7,394,682

		28,584,016

Multiline Retail - 0.95%
Dollar General Corp.	83,465	8,192,090

Specialty Retail - 2.52%
Aaron’s, Inc.	132,348	5,731,992
Advance Auto Parts, Inc.	63,611	8,983,781
Foot Locker, Inc.	55,180	2,693,336
L Brands, Inc.	137,315	4,348,766

		21,757,875

Textiles, Apparel & Luxury Goods - 0.65%
Hanesbrands, Inc.	251,023	5,587,772

Total Consumer Discretionary		125,242,684

Consumer Staples - 1.78%
Beverages - 0.80%
Coca-Cola European Partners PLC	167,383	6,902,875

Household Products - 0.98%
Spectrum Brands Holdings, Inc.A	96,909	8,466,939

Total Consumer Staples		15,369,814

Energy - 9.19%
Energy Equipment & Services - 2.17%
National Oilwell Varco, Inc.	124,783	6,066,950
TechnipFMC PLC	199,268	6,486,173

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.99% (continued)
Energy - 9.19% (continued)
Energy Equipment & Services - 2.17% (continued)
Weatherford International PLCA B	1,808,960	$6,132,374

		18,685,497

Oil, Gas & Consumable Fuels - 7.02%
Cenovus Energy, Inc.	499,019	5,010,151
Chesapeake Energy Corp.A B	558,104	2,634,251
Devon Energy Corp.	218,623	9,840,221
EQT Corp.	205,648	10,216,593
Golar LNG Ltd.B	227,602	5,919,928
Murphy Oil Corp.	435,870	14,497,036
Parsley Energy, Inc., Class AA	136,216	4,281,269
Vermilion Energy, Inc.B	236,604	8,134,445

		60,533,894

Total Energy		79,219,391

Financials - 23.25%
Banks - 6.99%
CIT Group, Inc.	55,022	2,912,314
Fifth Third Bancorp	508,923	15,059,032
FNB Corp.	510,088	6,544,429
KeyCorp	802,071	16,739,222
Pinnacle Financial Partners, Inc.	42,200	2,637,500
Regions Financial Corp.	395,782	7,365,503
Signature Bank	48,236	5,291,972
Valley National Bancorp	218,371	2,544,022
Webster Financial Corp.	18,633	1,202,387

		60,296,381

Capital Markets - 3.24%
Apollo Global Management LLC, Class A, MLP	190,325	6,756,538
Franklin Resources, Inc.	171,895	5,899,436
Invesco Ltd.	202,373	5,462,047
KKR & Co., Inc., Class A	358,068	9,803,902

		27,921,923

Consumer Finance - 3.11%
Ally Financial, Inc.	423,206	11,324,993
Discover Financial Services	63,198	4,512,969
Navient Corp.	345,366	4,562,285
SLM Corp.A	568,622	6,419,742

		26,819,989

Diversified Financial Services - 2.15%
AXA Equitable Holdings, Inc.A	265,656	5,841,775
Jefferies Financial Group, Inc.	197,739	4,795,171
Voya Financial, Inc.	156,148	7,888,597

		18,525,543

Insurance - 6.73%
Allstate Corp.	32,881	3,127,641
Assurant, Inc.	47,800	5,272,340
Axis Capital Holdings Ltd.	234,856	13,283,455
Fidelity National Financial, Inc.	318,280	12,890,340
Hanover Insurance Group, Inc.	62,193	7,800,246
Willis Towers Watson PLC	98,233	15,660,305

		58,034,327

Mortgage Real Estate Investment Trusts (REITs) - 0.41%
MFA Financial, Inc.	433,712	3,491,382

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.99% (continued)
Financials - 23.25% (continued)
Thrifts & Mortgage Finance - 0.62%
New York Community Bancorp, Inc.	496,477	$5,347,057

Total Financials		200,436,602

Health Care - 7.31%
Health Care Equipment & Supplies - 1.25%
Zimmer Biomet Holdings, Inc.	85,985	10,792,837

Health Care Providers & Services - 4.91%
Cardinal Health, Inc.	263,970	13,185,302
Cigna Corp.	42,198	7,571,165
MEDNAX, Inc.A	214,617	9,183,461
Universal Health Services, Inc., Class B	101,336	12,373,126

		42,313,054

Pharmaceuticals - 1.15%
Mylan N.V.A	266,544	9,944,757

Total Health Care		63,050,648

Industrials - 15.85%
Aerospace & Defense - 2.57%
Spirit AeroSystems Holdings, Inc., Class A	110,247	10,280,533
TransDigm Group, Inc.	31,702	11,905,369

		22,185,902

Airlines - 0.50%
Alaska Air Group, Inc.	68,000	4,272,440

Building Products - 2.33%
JELD-WEN Holding, Inc.A	345,708	9,486,227
Johnson Controls International PLC	118,058	4,428,356
Owens Corning	99,085	6,165,069

		20,079,652

Commercial Services & Supplies - 0.93%
Republic Services, Inc.	110,115	7,981,135

Construction & Engineering - 1.39%
AECOMA	165,028	5,538,340
KBR, Inc.	322,787	6,449,284

		11,987,624

Industrial Conglomerates - 1.05%
Carlisle Companies, Inc.	73,451	9,022,721

Machinery - 3.84%
Dover Corp.	152,263	12,634,784
Snap-on, Inc.	35,428	6,008,234
Stanley Black & Decker, Inc.	58,950	8,811,256
Terex Corp.	128,807	5,682,965

		33,137,239

Professional Services - 0.36%
Nielsen Holdings PLC	133,463	3,144,388

Road & Rail - 1.96%
Avis Budget Group, Inc.A	140,010	4,879,349

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.99% (continued)
Industrials - 15.85% (continued)
Road & Rail - 1.96% (continued)
Ryder System, Inc.	153,391	$12,010,515

		16,889,864

Trading Companies & Distributors - 0.92%
AerCap Holdings N.V.A	141,300	7,931,169

Total Industrials		136,632,134

Information Technology - 8.80%
Electronic Equipment, Instruments & Components - 3.06%
Anixter International, Inc.A	132,413	9,652,908
Avnet, Inc.	270,882	11,878,176
Keysight Technologies, Inc.A	83,649	4,851,642

		26,382,726

IT Services - 1.85%
Alliance Data Systems Corp.	25,690	5,777,167
Genpact Ltd.	165,393	5,024,639
Total System Services, Inc.	55,766	5,104,820

		15,906,626

Semiconductors & Semiconductor Equipment - 3.04%
Marvell Technology Group Ltd.	379,124	8,079,133
Microchip Technology, Inc.	131,619	12,297,163
Versum Materials, Inc.	152,155	5,865,575

		26,241,871

Software - 0.02%
Micro Focus International PLC, Sponsored ADR	11,087	179,609

Technology Hardware, Storage & Peripherals - 0.83%
Hewlett Packard Enterprise Co.	462,041	7,133,913

Total Information Technology		75,844,745

Materials - 3.78%
Chemicals - 2.37%
Ashland Global Holdings, Inc.	97,548	8,009,666
Axalta Coating Systems Ltd.A	229,248	6,934,752
Eastman Chemical Co.	52,723	5,463,157

		20,407,575

Containers & Packaging - 1.41%
Owens-Illinois, Inc.A	340,234	6,355,571
Packaging Corp. of America	51,714	5,838,511

		12,194,082

Total Materials		32,601,657

Real Estate - 5.47%
Equity Real Estate Investment Trusts (REITs) - 4.99%
AvalonBay Communities, Inc.	36,748	6,498,884
EPR Properties	119,874	7,970,422
GEO Group, Inc.	177,561	4,595,279
Lamar Advertising Co., Class A	109,575	8,068,007
Liberty Property Trust	93,021	3,986,880

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.99% (continued)
Real Estate - 5.47% (continued)
Equity Real Estate Investment Trusts (REITs) - 4.99% (continued)
MGM Growth Properties LLC, Class A	393,022	$11,908,567

		43,028,039

Real Estate Management & Development - 0.48%
Realogy Holdings Corp.B	188,489	4,122,254

Total Real Estate		47,150,293

Utilities - 6.03%
Electric Utilities - 5.38%
Edison International	138,196	9,207,999
Evergy, Inc.	99,044	5,555,378
FirstEnergy Corp.	165,177	5,852,221
PG&E Corp.	212,057	9,135,416
Pinnacle West Capital Corp.	103,086	8,291,207
Xcel Energy, Inc.	178,507	8,364,838

		46,407,059

Gas Utilities - 0.65%
UGI Corp.	105,682	5,615,942

Total Utilities		52,023,001

Total Common Stocks (Cost $737,359,736)		827,570,969

SHORT-TERM INVESTMENTS - 3.81% (Cost $32,871,170)
Investment Companies - 3.81%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.82%C D	32,871,170	32,871,170

SECURITIES LENDING COLLATERAL - 0.87% (Cost $7,493,010)
Investment Companies - 0.87%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.82%C D	7,493,010	7,493,010

TOTAL INVESTMENTS - 100.67% (Cost $777,723,916)		867,935,149
LIABILITIES, NET OF OTHER ASSETS - (0.67%)		(5,742,609)

TOTAL NET ASSETS - 100.00%		$862,192,540

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at July 31, 2018.
C	7-day yield.
D	The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

LLC - Limited Liability Company.

MLP - Master Limited Partnership.

PLC - Public Limited Company.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

Futures Contracts Open on July 31, 2018:

Long Futures

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 400 E-Mini Index Futures	156	September 2018	$31,218,979	$30,981,600	$(237,379)

			$31,218,979	$30,981,600	$(237,379)

Index Abbreviations:

S&P                             Standard & Poor’s

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2018, the investments were classified as described below:

Mid-Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$827,570,969	$—	$—	$827,570,969
Short-Term Investments	32,871,170	—	—	32,871,170
Securities Lending Collateral	7,493,010	—	—	7,493,010

Total Investments in Securities - Assets	$867,935,149	$—	$—	$867,935,149

Financial Derivative Instruments - Liabilities
Futures Contracts	$(237,379)	$—	$—	$(237,379)

Total Financial Derivative Instruments - Liabilities	$(237,379)	$—	$—	$(237,379)

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended July 31, 2018, there were no transfers between levels.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
KeyCorp		1.9
Willis Towers Watson PLC		1.8
Fifth Third Bancorp		1.7
Murphy Oil Corp.		1.7
Axis Capital Holdings Ltd.		1.5
Cardinal Health, Inc.		1.5
Fidelity National Financial, Inc.		1.5
Dover Corp.		1.5
Universal Health Services, Inc., Class B		1.4
Microchip Technology, Inc.		1.4
Total Fund Holdings	118
Sector Allocation (% Equities)
Financials		24.2
Industrials		16.5
Consumer Discretionary		15.1
Energy		9.6
Information Technology		9.2
Health Care		7.6
Utilities		6.3
Real Estate		5.7
Materials		3.9
Consumer Staples		1.9

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.79%
Consumer Discretionary - 13.40%
Auto Components - 1.73%
American Axle & Manufacturing Holdings, Inc.A	3,012,937	$50,376,307
Cooper Tire & Rubber Co.	362,610	10,352,515
Cooper-Standard Holdings, Inc.A	62,151	8,377,955
Dana, Inc.	250,926	5,357,270
Gentherm, Inc.A	325,282	14,735,275
Horizon Global Corp.A B	455,538	3,165,989
Modine Manufacturing Co.A	277,498	4,842,340
Motorcar Parts of America, Inc.A B	113,523	2,452,097
Standard Motor Products, Inc.	126,340	6,157,812
Stoneridge, Inc.A	26,295	894,030
Superior Industries International, Inc.	263,700	4,838,895
Tenneco, Inc.	282,625	13,029,012
Tower International, Inc.	89,617	2,894,629

		127,474,126

Automobiles - 0.16%
Winnebago Industries, Inc.	300,729	11,999,087

Diversified Consumer Services - 0.70%
Adtalem Global Education, Inc.A	334,512	18,247,630
American Public Education, Inc.A	67,045	2,956,684
Capella Education Co.	31,677	3,294,408
Graham Holdings Co., Class B	13,081	7,312,279
H&R Block, Inc.	524,723	13,202,031
K12, Inc.A	69,416	1,135,646
Sotheby’sA	90,363	4,799,179
Strategic Education, Inc.	6,505	766,549

		51,714,406

Hotels, Restaurants & Leisure - 0.94%
Belmond Ltd., Class AA	363,445	4,088,756
Bloomin’ Brands, Inc.	663,646	12,834,914
Bluegreen Vacations Corp.B	98,886	2,542,359
Bojangles’, Inc.A	148,173	1,948,475
Brinker International, Inc.B	129,325	6,100,260
Carrols Restaurant Group, Inc.A	109,921	1,593,854
Cheesecake Factory, Inc.B	380,754	21,333,647
Dave & Buster’s Entertainment, Inc.A	199,452	9,803,066
El Pollo Loco Holdings, Inc.A	257,240	2,983,984
Eldorado Resorts, Inc.A	16,650	713,453
Hilton Grand Vacations, Inc.A	36,654	1,267,862
International Speedway Corp., Class A	75,983	3,290,064
Ruth’s Hospitality Group, Inc.	29,133	843,400

		69,344,094

Household Durables - 2.09%
Century Communities, Inc.A	164,564	5,019,202
CSS Industries, Inc.	78,091	1,245,551
Ethan Allen Interiors, Inc.	525,996	11,834,910
Flexsteel Industries, Inc.	36,838	1,319,906
Green Brick Partners, Inc.A	57,534	558,080
Helen of Troy Ltd.A	200,503	22,967,619
Hooker Furniture Corp.	46,162	2,079,598
iRobot Corp.A	10,005	792,896
KB Home	703,132	16,699,385
La-Z-Boy, Inc.	160,201	4,886,130
LGI Homes, Inc.A B	81,876	4,232,170
Lifetime Brands, Inc.	36,738	446,367
M/I Homes, Inc.A	403,588	10,436,786

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.79% (continued)
Consumer Discretionary - 13.40% (continued)
Household Durables - 2.09% (continued)
MDC Holdings, Inc.	144,463	$4,195,205
Meritage Homes Corp.A	165,810	7,154,701
Taylor Morrison Home Corp., Class AA	647,457	12,644,835
Tempur Sealy International, Inc.A	14,393	703,386
TRI Pointe Group, Inc.A	1,701,121	24,104,885
Tupperware Brands Corp.	66,059	2,425,026
Whirlpool Corp.	111,457	14,612,013
William Lyon Homes, Class AA	200,506	4,377,046
ZAGG, Inc.A	83,490	1,244,001

		153,979,698

Internet & Direct Marketing Retail - 0.07%
Duluth Holdings, Inc., Class BA	72,489	1,668,697
Lands’ End, Inc.A	137,495	3,334,253

		5,002,950

Leisure Products - 0.39%
Brunswick Corp.	214,595	13,798,458
Malibu Boats, Inc., Class AA	281,020	10,563,542
Nautilus, Inc.A	180,418	2,570,957
Sturm Ruger & Co., Inc.	35,484	1,923,233

		28,856,190

Media - 1.98%
AMC Networks, Inc., Class AA	134,200	8,090,918
Entercom Communications Corp., Class AB	202,778	1,530,974
Entravision Communications Corp., Class A	482,099	2,338,180
EW Scripps Co., Class A	922,033	12,078,632
Gannett Co., Inc.	290,291	3,068,376
Gray Television, Inc.A	1,032,677	15,954,860
John Wiley & Sons, Inc., Class A	95,057	6,002,850
Marcus Corp.	46,019	1,774,032
MDC Partners, Inc., Class AA	1,695,951	8,649,350
Meredith Corp.B	231,745	12,317,247
MSG Networks, Inc., Class AA	287,220	6,764,031
New Media Investment Group, Inc.	104,168	1,873,982
New York Times Co., Class A	817,964	20,285,507
Nexstar Media Group, Inc., Class A	137,438	10,232,259
Scholastic Corp.	449,324	18,763,770
Sinclair Broadcast Group, Inc., Class A	391,729	10,106,608
TEGNA, Inc.	572,322	6,312,712

		146,144,288

Multiline Retail - 0.50%
Big Lots, Inc.	372,971	16,198,130
Dillard’s, Inc., Class AB	253,102	20,316,498

		36,514,628

Specialty Retail - 4.17%
Aaron’s, Inc.	323,223	13,998,788
Abercrombie & Fitch Co., Class A	401,807	9,518,808
Asbury Automotive Group, Inc.A	83,559	5,874,198
Ascena Retail Group, Inc.A	425,013	1,564,048
AutoNation, Inc.A	235,087	11,408,772
Bed Bath & Beyond, Inc.	401,504	7,520,170
Buckle, Inc.B	305,257	7,341,431
Caleres, Inc.	374,201	12,531,991
Chico’s FAS, Inc.	703,561	6,120,981
Dick’s Sporting Goods, Inc.	639,308	21,825,975
DSW, Inc., Class A	383,639	10,527,054

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.79% (continued)
Consumer Discretionary - 13.40% (continued)
Specialty Retail - 4.17% (continued)
Express, Inc.A	1,535,897	$14,790,688
Francesca’s Holdings Corp.A	460,340	3,747,168
GameStop Corp., Class AB	150,077	2,162,610
Genesco, Inc.A	100,584	4,093,769
Group 1 Automotive, Inc.	272,741	19,089,143
Guess?, Inc.	618,925	14,024,840
Haverty Furniture Cos, Inc.	33,360	660,528
Hibbett Sports, Inc.A	178,188	4,089,415
Kirkland’s, Inc.A	130,106	1,480,606
Lithia Motors, Inc., Class A	28,406	2,529,554
Lumber Liquidators Holdings, Inc.A B	87,923	1,700,431
Michaels Cos, Inc.A	465,178	9,494,283
Murphy USA, Inc.A	115,909	9,184,629
Office Depot, Inc.	7,934,216	19,914,882
Party City Holdco, Inc.A B	362,795	5,714,021
Penske Automotive Group, Inc.	220,123	11,490,421
Pier 1 Imports, Inc.	236,029	509,823
Shoe Carnival, Inc.	51,787	1,624,558
Sonic Automotive, Inc., Class A	1,274,471	25,935,485
Sportsman’s Warehouse Holdings, Inc.A B	402,665	2,049,565
Tailored Brands, Inc.	127,967	2,579,815
Urban Outfitters, Inc.A	274,831	12,202,496
Williams-Sonoma, Inc.B	449,211	26,274,351
Zumiez, Inc.A	160,379	3,632,584

		307,207,881

Textiles, Apparel & Luxury Goods - 0.67%
Crocs, Inc.A	333,298	6,036,027
Deckers Outdoor Corp.A	58,843	6,639,256
Movado Group, Inc.	106,768	5,317,046
Oxford Industries, Inc.	121,533	11,195,620
Skechers U.S.A., Inc., Class AA	349,071	9,676,248
Vera Bradley, Inc.A	319,172	4,241,796
Wolverine World Wide, Inc.	183,460	6,490,815

		49,596,808

Total Consumer Discretionary		987,834,156

Consumer Staples - 2.03%
Beverages - 0.17%
Boston Beer Co., Inc., Class AA	45,355	12,470,357

Food & Staples Retailing - 0.94%
Andersons, Inc.	154,778	5,455,924
Casey’s General Stores, Inc.	97,549	10,669,910
Chefs’ Warehouse, Inc.A	58,508	1,576,791
Performance Food Group Co.A	231,200	8,288,520
SpartanNash Co.	132,085	3,164,756
Sprouts Farmers Market, Inc.A	467,743	10,051,797
United Natural Foods, Inc.A	705,184	22,706,925
Village Super Market, Inc., Class A	52,287	1,408,089
Weis Markets, Inc.	121,162	6,195,013

		69,517,725

Food Products - 0.72%
B&G Foods, Inc.B	72,586	2,279,200
Darling Ingredients, Inc.A	1,542,987	30,998,609
Dean Foods Co.	145,539	1,429,193
Fresh Del Monte Produce, Inc.	252,139	9,152,646

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.79% (continued)
Consumer Staples - 2.03% (continued)
Food Products - 0.72% (continued)
Hain Celestial Group, Inc.A	241,026	$6,854,779
Sanderson Farms, Inc.B	20,972	2,114,607

		52,829,034

Household Products - 0.12%
Energizer Holdings, Inc.	143,508	9,138,590

Personal Products - 0.03%
Natural Health Trends Corp.	88,061	2,102,016

Tobacco - 0.05%
Universal Corp.	56,200	3,883,420

Total Consumer Staples		149,941,142

Energy - 8.27%
Energy Equipment & Services - 3.00%
C&J Energy Services, Inc.A	940,513	21,876,332
CARBO Ceramics, Inc.A B	399,136	3,723,939
Diamond Offshore Drilling, Inc.A B	437,023	8,390,842
Dril-Quip, Inc.A	382,227	19,703,802
Ensco PLC, Class AB	114,961	854,160
Frank’s International N.V.B	5,605,844	47,257,265
Helix Energy Solutions Group, Inc.A	380,622	3,810,026
Hi-Crush Partners LP	341,297	5,204,779
Key Energy Services, Inc.A	308,100	5,163,756
Matrix Service Co.A	115,827	2,310,749
McDermott International, Inc.A	390,590	7,034,526
Nabors Industries Ltd.	867,466	5,187,447
Newpark Resources, Inc.A	988,428	10,922,129
Nine Energy Service, Inc.A	233,600	6,823,456
Oceaneering International, Inc.	116,507	3,187,632
Oil States International, Inc.A	561,661	19,601,969
Patterson-UTI Energy, Inc.	1,187,602	20,426,754
Quintana Energy Services, Inc.A B	280,900	2,042,143
Rowan Cos PLC, Class AA	418,810	6,064,369
SEACOR Holdings, Inc.A	119,147	6,287,387
Smart Sand, Inc.A B	549,274	3,185,789
Superior Energy Services, Inc.A	347,400	3,418,416
Unit Corp.A	138,909	3,458,834
US Silica Holdings, Inc.	197,620	5,327,835

		221,264,336

Oil, Gas & Consumable Fuels - 5.27%
Alliance Resource Partners LP, MLP	197,743	4,029,014
Arch Coal, Inc., Class A	112,251	9,495,312
Berry Petroleum Corp.A	313,400	4,309,250
Bonanza Creek Energy, Inc.A	525,955	19,565,526
California Resources Corp.A	38,604	1,405,572
Callon Petroleum Co.A	4,988,870	53,680,241
Carrizo Oil & Gas, Inc.A	184,860	5,209,355
Chesapeake Energy Corp.A B	2,053,500	9,692,520
CNX Midstream Partners LP, MLP	73,253	1,437,956
CNX Resources Corp.A	575,582	9,370,475
Contango Oil & Gas Co.A	261,746	1,468,395
Cosan Ltd., Class A	312,003	2,520,984
CVR Refining LP	30,786	701,921
Delek US Holdings, Inc.	79,215	4,223,744

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.79% (continued)
Energy - 8.27% (continued)
Oil, Gas & Consumable Fuels - 5.27% (continued)
Denbury Resources, Inc.A	1,797,391	$8,106,233
Earthstone Energy, Inc., Class AA	228,743	2,227,957
EP Energy Corp., Class AA B	262,995	565,439
EQT Midstream Partners LP	56,394	2,886,798
Gran Tierra Energy, Inc.A	1,489,661	4,960,571
Gulfport Energy Corp.A	274,691	3,161,693
HighPoint Resources Corp.A	882,831	5,773,715
Kosmos Energy Ltd.A	2,803,936	21,253,835
Midstates Petroleum Co., Inc.A	115,850	1,518,794
Murphy Oil Corp.	442,784	14,726,996
Nordic American Tankers Ltd.B	1,034,318	2,327,216
Oasis Petroleum, Inc.A	1,271,699	15,540,162
Par Pacific Holdings, Inc.A	115,153	2,016,329
PBF Energy, Inc., Class A	153,500	7,168,450
PBF Logistics LP	99,501	2,114,396
PDC Energy, Inc.A	313,488	19,743,474
Peabody Energy Corp.	110,284	4,685,967
Penn Virginia Corp.A	106,200	8,976,024
QEP Resources, Inc.A	862,263	8,958,913
Range Resources Corp.	179,715	2,773,002
Renewable Energy Group, Inc.A	479,529	8,175,969
REX American Resources Corp.A	38,713	2,980,901
SemGroup Corp., Class A	194,559	4,893,159
SM Energy Co.	410,166	11,283,667
Southwestern Energy Co.A	1,997,053	10,264,852
SRC Energy, Inc.A	1,347,504	15,253,745
Talos Energy, Inc.A	62,600	2,324,964
Ultra Petroleum Corp.A B	1,499,657	2,654,393
W&T Offshore, Inc.A	681,783	4,731,574
Whiting Petroleum Corp.A	1,118,630	55,539,980
World Fuel Services Corp.	142,065	3,953,669

		388,653,102

Total Energy		609,917,438

Financials - 25.03%
Banks - 14.94%
1st Source Corp.	12,893	729,228
Access National Corp.	47,163	1,310,188
American National Bankshares, Inc.	15,892	640,448
Arrow Financial Corp.	18,988	734,836
Associated Banc-Corp	1,935,562	52,260,174
Banc of California, Inc.	117,458	2,349,160
Bancorp, Inc.A	385,201	3,740,302
BancorpSouth Bank	172,361	5,670,677
Bank of Marin Bancorp	26,929	2,392,642
Bank of NT Butterfield & Son Ltd.	528,408	26,135,060
BankUnited, Inc.	448,525	17,429,681
Banner Corp.	282,655	17,798,785
Bar Harbor Bankshares	40,785	1,181,541
Berkshire Hills Bancorp, Inc.	455,884	18,508,890
Boston Private Financial Holdings, Inc.	99,525	1,433,160
Bridge Bancorp, Inc.	19,560	700,248
Brookline Bancorp, Inc.	371,654	6,764,103
Bryn Mawr Bank Corp.	132,684	6,481,613
Cadence Bancorp	768,398	20,923,478
Camden National Corp.	15,489	714,043

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.79% (continued)
Financials - 25.03% (continued)
Banks - 14.94% (continued)
Carolina Financial Corp.	116,536	$4,865,378
Cathay General Bancorp	414,454	17,237,142
CenterState Bank Corp.	250,600	6,954,150
Central Pacific Financial Corp.	254,625	7,017,465
Chemical Financial Corp.	262,207	14,893,358
City Holding Co.	9,277	746,613
Community Trust Bancorp, Inc.	42,053	2,053,238
ConnectOne Bancorp, Inc.	51,315	1,272,612
Customers Bancorp, Inc.A	450,101	11,464,072
CVB Financial Corp.	342,588	8,194,705
Enterprise Financial Services Corp.	54,090	3,042,563
FCB Financial Holdings, Inc., Class AA	276,904	14,122,104
Fidelity Southern Corp.	112,351	2,688,559
Financial Institutions, Inc.	85,253	2,702,520
First BanCorpA	1,644,568	13,518,349
First Busey Corp.	140,600	4,459,832
First Business Financial Services, Inc.	28,153	668,915
First Citizens BancShares, Inc., Class A	12,596	5,124,305
First Commonwealth Financial Corp.	207,297	3,497,100
First Financial Corp.	118,248	6,077,947
First Hawaiian, Inc.	1,254,340	35,447,648
First Internet Bancorp	64,127	2,039,239
First Interstate BancSystem, Inc., Class A	247,921	10,697,791
First Merchants Corp.	67,570	3,189,304
First Mid-Illinois Bancshares, Inc.	17,976	724,613
First Midwest Bancorp, Inc.	1,068,603	28,499,642
Flushing Financial Corp.	139,730	3,504,428
FNB Corp.	917,576	11,772,500
Franklin Financial Network, Inc.A	77,377	3,029,310
Fulton Financial Corp.	2,013,163	34,928,378
Glacier Bancorp, Inc.	59,964	2,560,463
Great Western Bancorp, Inc.	164,307	6,876,248
Hancock Whitney Corp.	550,560	27,665,640
Hanmi Financial Corp.	139,520	3,494,976
Heartland Financial USA, Inc.	44,841	2,634,409
Heritage Financial Corp.	196,730	6,895,386
Hilltop Holdings, Inc.	122,855	2,555,384
HomeTrust Bancshares, Inc.A	25,802	750,838
Hope Bancorp, Inc.	495,046	8,306,872
Horizon Bancorp	73,426	1,542,680
Howard Bancorp, Inc.A	39,141	630,170
IBERIABANK Corp.	264,065	21,943,801
International Bancshares Corp.	506,857	22,529,794
Investors Bancorp, Inc.	1,086,028	13,597,071
Live Oak Bancshares, Inc.	47,725	1,357,776
Midland States Bancorp, Inc.	82,333	2,772,975
MidSouth Bancorp, Inc.	51,698	731,527
MidWestOne Financial Group, Inc.	21,401	688,256
National Bank Holdings Corp., Class A	420,571	16,646,200
National Bankshares, Inc.	15,043	710,782
Northrim BanCorp, Inc.	36,311	1,463,333
OFG Bancorp	296,236	4,932,329
Old National Bancorp	2,079,206	40,440,557
Opus Bank	86,319	2,442,828
Orrstown Financial Services, Inc.	26,390	694,057
Peapack Gladstone Financial Corp.	41,015	1,348,573
Popular, Inc.	808,532	40,127,443

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.79% (continued)
Financials - 25.03% (continued)
Banks - 14.94% (continued)
Prosperity Bancshares, Inc.	592,095	$41,535,464
RBB Bancorp	44,546	1,343,953
Renasant Corp.	124,273	5,552,518
Republic Bancorp, Inc., Class A	48,178	2,306,281
S&T Bancorp, Inc.	65,006	2,909,669
Sandy Spring Bancorp, Inc.	16,855	659,199
Seacoast Banking Corp. of FloridaA	576,236	16,889,477
Simmons First National Corp., Class A	207,712	6,189,818
South State Corp.	213,008	17,828,770
Southern National Bancorp of Virginia, Inc.	111,108	1,948,834
State Bank Financial Corp.	20,618	648,436
Sterling Bancorp	283,300	6,289,260
TCF Financial Corp.	1,298,354	32,601,669
Texas Capital Bancshares, Inc.A	495,936	45,030,989
Towne Bank	209,198	6,757,095
TriCo Bancshares	36,438	1,414,523
Trustmark Corp.	458,784	16,144,609
UMB Financial Corp.	700,704	50,373,611
Umpqua Holdings Corp.	803,045	17,104,858
Union Bankshares Corp.	430,166	17,426,025
United Bankshares, Inc.	90,594	3,347,448
United Community Banks, Inc.	438,434	13,166,173
Valley National Bancorp	3,299,235	38,436,088
Webster Financial Corp.	457,155	29,500,212
WesBanco, Inc.	268,479	13,120,569
West Bancorp, Inc.	27,090	671,832
Westamerica Bancorp	167,311	10,042,006
Wintrust Financial Corp.	158,016	13,862,744

		1,101,774,535

Capital Markets - 2.17%
AllianceBernstein Holding LP, MLP	417,159	12,598,202
Artisan Partners Asset Management, Inc., Class A	138,599	4,774,736
BrightSphere Investment Group PLC	1,124,566	16,025,065
Cohen & Steers, Inc.	236,730	9,916,620
Donnelley Financial Solutions, Inc.A	368,666	7,668,253
Ellington Financial LLC	181,740	2,995,075
Evercore, Inc., Class A	179,598	20,294,574
Federated Investors, Inc., Class B	558,254	13,509,747
GAMCO Investors, Inc., Class A	48,706	1,192,810
Greenhill & Co., Inc.	104,385	3,413,389
INTL. FCStone, Inc.A	48,552	2,601,902
Legg Mason, Inc.	78,316	2,672,925
Och-Ziff Capital Management Group LLC, Class A	682,743	1,426,933
Oppenheimer Holdings, Inc., Class A	301,463	8,908,232
Piper Jaffray Cos	39,020	3,018,197
Stifel Financial Corp.	281,953	15,544,069
Victory Capital Holdings, Inc., Class AA	199,709	2,066,988
Virtus Investment Partners, Inc.	39,049	5,203,279
Waddell & Reed Financial, Inc., Class A	1,250,330	25,894,334

		159,725,330

Consumer Finance - 1.33%
Enova International, Inc.A	117,399	3,639,369
EZCORP, Inc., Class AA	345,144	3,951,899
Navient Corp.	833,834	11,014,947
Nelnet, Inc., Class A	189,177	11,119,824
OneMain Holdings, Inc.A	348,798	11,597,533

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.79% (continued)
Financials - 25.03% (continued)
Consumer Finance - 1.33% (continued)
PRA Group, Inc.A	622,434	$24,399,413
SLM Corp.A	2,758,103	31,138,983
World Acceptance Corp.	9,777	976,820

		97,838,788

Diversified Financial Services - 0.08%
Compass Diversified Holdings	166,787	2,902,094
FGL HoldingsA	316,282	2,852,863

		5,754,957

Insurance - 3.97%
Ambac Financial Group, Inc.A	539,123	11,008,892
American Equity Investment Life Holding Co.	530,113	18,940,938
AMERISAFE, Inc.	33,478	2,102,418
Argo Group International Holdings Ltd.	282,635	17,678,819
Aspen Insurance Holdings Ltd.	130,154	5,264,729
Axis Capital Holdings Ltd.	188,100	10,638,936
CNO Financial Group, Inc.	1,236,834	25,169,572
eHealth, Inc.A	188,249	4,469,031
EMC Insurance Group, Inc.	26,805	717,570
Employers Holdings, Inc.	117,125	5,440,456
Enstar Group Ltd.A	226,305	48,927,141
FBL Financial Group, Inc., Class A	32,970	2,693,649
Global Indemnity Ltd.	400,285	16,311,614
Hanover Insurance Group, Inc.	138,655	17,390,110
Horace Mann Educators Corp.	567,824	24,813,909
Kemper Corp.	149,450	11,926,110
MBIA, Inc.A B	543,361	5,569,450
National General Holdings Corp.	338,300	9,330,314
National Western Life Group, Inc., Class A	14,345	4,647,780
Navigators Group, Inc.	100,313	6,053,890
ProAssurance Corp.	56,664	2,340,223
Safety Insurance Group, Inc.	64,081	5,869,820
Selective Insurance Group, Inc.	159,418	9,533,196
State Auto Financial Corp.	45,378	1,467,525
Stewart Information Services Corp.	49,512	2,249,825
Third Point Reinsurance Ltd.A	172,408	2,172,341
United Fire Group, Inc.	47,208	2,846,170
Universal Insurance Holdings, Inc.	92,890	4,124,316
White Mountains Insurance Group Ltd.	14,202	12,966,852

		292,665,596

Mortgage Real Estate Investment Trusts (REITs) - 0.29%
Apollo Commercial Real Estate Finance, Inc.	443,809	8,472,314
Ares Commercial Real Estate Corp.	206,375	2,914,015
Colony Credit Real Estate, Inc.	150,857	3,207,220
Exantas Capital Corp.	217,267	2,279,131
Great Ajax Corp.	49,137	656,962
Owens Realty Mortgage, Inc.	40,158	669,835
PennyMac Mortgage Investment Trust	153,398	2,959,047

		21,158,524

Thrifts & Mortgage Finance - 2.25%
Beneficial Bancorp, Inc.	179,454	2,916,127
BofI Holding, Inc.A	160,351	6,256,896
Capitol Federal Financial, Inc.	516,797	6,754,537
Dime Community Bancshares, Inc.	205,584	3,536,045
Essent Group Ltd.A	340,904	13,090,714
Flagstar Bancorp, Inc.A	147,992	5,039,128

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.79% (continued)
Financials - 25.03% (continued)
Thrifts & Mortgage Finance - 2.25% (continued)
HomeStreet, Inc.A	101,271	$2,997,622
Kearny Financial Corp.	161,575	2,318,601
Luther Burbank Corp.	309,869	3,371,375
Merchants Bancorp	103,213	2,529,751
Meridian Bancorp, Inc.	82,229	1,504,791
Meta Financial Group, Inc.	24,931	2,230,078
MGIC Investment Corp.A	3,462,717	43,214,708
Northfield Bancorp, Inc.	299,087	4,982,789
Northwest Bancshares, Inc.	264,571	4,767,569
Oritani Financial Corp.	257,992	4,127,872
PCSB Financial Corp.	71,509	1,407,297
PHH Corp.A	96,284	1,046,607
Provident Financial Services, Inc.	131,189	3,350,567
Radian Group, Inc.	543,117	10,400,691
Southern Missouri Bancorp, Inc.	17,808	705,909
Sterling Bancorp, Inc.	104,727	1,342,600
Territorial Bancorp, Inc.	20,215	616,558
TrustCo Bank Corp.	240,324	2,186,948
United Financial Bancorp, Inc.	128,195	2,244,694
Walker & Dunlop, Inc.	79,748	4,725,866
Washington Federal, Inc.	813,313	27,286,651
Waterstone Financial, Inc.	81,328	1,382,576

		166,335,567

Total Financials		1,845,253,297

Health Care - 4.15%
Biotechnology - 0.26%
Emergent BioSolutions, Inc.A	127,160	6,911,146
United Therapeutics Corp.A	98,100	12,057,471

		18,968,617

Health Care Equipment & Supplies - 0.67%
Anika Therapeutics, Inc.A	43,276	1,732,338
Haemonetics Corp.A	90,589	8,845,110
Invacare Corp.	1,334,772	23,825,680
Meridian Bioscience, Inc.	266,146	4,205,107
NuVasive, Inc.A	120,056	6,969,251
STAAR Surgical Co.A	65,151	2,009,908
Varex Imaging Corp.A	38,578	1,475,223

		49,062,617

Health Care Providers & Services - 2.37%
Amedisys, Inc.A	102,404	9,588,086
AMN Healthcare Services, Inc.A	372,637	22,544,538
Encompass Health Corp.	514,780	38,932,811
Hanger, Inc.A	697,921	12,213,617
LHC Group, Inc.A	175,734	15,127,183
LifePoint Health, Inc.A	176,355	11,427,804
Magellan Health, Inc.A	169,941	12,363,208
MEDNAX, Inc.A	471,983	20,196,153
National HealthCare Corp.	41,095	2,962,128
Owens & Minor, Inc.	219,603	4,143,909
Providence Service Corp.A	64,769	4,539,011
Select Medical Holdings Corp.A	356,765	7,420,712

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.79% (continued)
Health Care - 4.15% (continued)
Health Care Providers & Services - 2.37% (continued)
Tivity Health, Inc.A	403,378	$13,593,839

		175,052,999

Health Care Technology - 0.26%
Omnicell, Inc.A	197,497	11,751,071
Quality Systems, Inc.A	385,113	7,752,325

		19,503,396

Life Sciences Tools & Services - 0.40%
Cambrex Corp.A	404,951	25,309,438
Charles River Laboratories International, Inc.A	32,784	4,075,051

		29,384,489

Pharmaceuticals - 0.19%
Innoviva, Inc.A	271,226	3,837,848
Supernus Pharmaceuticals, Inc.A	191,762	10,153,798

		13,991,646

Total Health Care		305,963,764

Industrials - 19.93%
Aerospace & Defense - 1.65%
AAR Corp.	491,691	23,311,070
Aerojet Rocketdyne Holdings, Inc.A	392,852	13,239,112
Aerovironment, Inc.A	167,603	12,337,257
Astronics Corp.A	38,226	1,567,648
Cubic Corp.	75,416	5,135,830
Embraer S.A., Sponsored ADR	1,070,200	21,885,590
Esterline Technologies Corp.A	216,443	18,462,588
KLX, Inc.A	129,318	9,446,680
Moog, Inc., Class A	57,542	4,316,226
National Presto Industries, Inc.B	18,054	2,250,431
Triumph Group, Inc.	128,364	2,676,389
Vectrus, Inc.A	133,515	4,193,706
Wesco Aircraft Holdings, Inc.A	233,771	2,793,564

		121,616,091

Air Freight & Logistics - 0.65%
Air Transport Services Group, Inc.A	1,039,453	23,418,876
Atlas Air Worldwide Holdings, Inc.A	65,667	4,402,972
Hub Group, Inc., Class AA	429,124	19,911,354

		47,733,202

Airlines - 0.39%
Allegiant Travel Co.	61,907	7,651,705
Hawaiian Holdings, Inc.	79,672	3,194,847
SkyWest, Inc.	133,741	8,011,086
Spirit Airlines, Inc.A	230,012	9,991,722

		28,849,360

Building Products - 2.27%
Apogee Enterprises, Inc.	48,272	2,450,287
Armstrong Flooring, Inc.A	528,525	6,907,822
Builders FirstSource, Inc.A	773,404	13,867,134
Caesarstone Ltd.B	172,852	2,722,419
Gibraltar Industries, Inc.A	576,383	25,043,841
Insteel Industries, Inc.	47,158	1,939,608
Masonite International Corp.A	482,349	32,920,319
NCI Building Systems, Inc.A	32,307	515,297
Patrick Industries, Inc.A	60,942	3,732,697
Simpson Manufacturing Co., Inc.	532,353	38,840,475

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.79% (continued)
Industrials - 19.93% (continued)
Building Products - 2.27% (continued)
Trex Co., Inc.A	237,966	$18,499,477
Universal Forest Products, Inc.	538,392	19,834,361

		167,273,737

Commercial Services & Supplies - 1.93%
ACCO Brands Corp.	646,049	8,269,427
Deluxe Corp.	350,498	20,654,847
Ennis, Inc.	95,963	2,087,195
Essendant, Inc.	252,386	4,197,179
Herman Miller, Inc.	231,917	8,778,058
InnerWorkings, Inc.A	531,410	4,708,293
Knoll, Inc.	1,008,253	22,736,105
LSC Communications, Inc.	1,354,240	20,340,685
Matthews International Corp., Class A	121,021	6,359,653
Mobile Mini, Inc.	615,474	26,249,966
MSA Safety, Inc.	81,720	8,243,914
Quad/Graphics, Inc.	102,485	2,107,092
Steelcase, Inc., Class A	422,376	5,807,670
Team, Inc.A B	60,422	1,317,200
UniFirst Corp.	3,931	735,687

		142,592,971

Construction & Engineering - 2.52%
AECOMA	394,647	13,244,353
Aegion Corp.A	239,380	5,931,836
Comfort Systems USA, Inc.	355,207	19,731,749
Construction Partners, Inc., Class AA	325,905	3,989,077
Dycom Industries, Inc.A	22,185	1,978,015
EMCOR Group, Inc.	282,336	21,725,755
Granite Construction, Inc.	151,689	8,183,622
KBR, Inc.	2,294,160	45,837,317
MasTec, Inc.A	54,769	2,549,497
MYR Group, Inc.A	56,811	2,095,758
Primoris Services Corp.	1,330,716	35,942,639
Quanta Services, Inc.A	262,287	8,936,118
Tutor Perini Corp.A	796,940	14,743,390
Valmont Industries, Inc.	4,766	665,572

		185,554,698

Electrical Equipment - 1.64%
Atkore International Group, Inc.A	163,179	3,860,815
Encore Wire Corp.	433,803	21,147,896
EnerSys	566,169	46,465,490
Generac Holdings, Inc.A	255,693	13,743,499
Preformed Line Products Co.	18,630	1,635,714
Regal Beloit Corp.	248,103	21,324,453
Sunrun, Inc.A B	268,326	3,794,129
Thermon Group Holdings, Inc.A	78,869	1,977,246
TPI Composites, Inc.A	222,123	6,845,831

		120,795,073

Industrial Conglomerates - 0.06%
Raven Industries, Inc.	114,265	4,433,482

Machinery - 5.32%
Actuant Corp., Class A	1,024,262	29,242,680
Alamo Group, Inc.	7,598	706,614
Allison Transmission Holdings, Inc.	213,660	10,042,020
Altra Industrial Motion Corp.	108,405	4,758,980

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.79% (continued)
Industrials - 19.93% (continued)
Machinery - 5.32% (continued)
Astec Industries, Inc.	163,886	$8,051,719
Barnes Group, Inc.	418,354	28,385,319
Blue Bird Corp.A B	203,312	4,584,686
Briggs & Stratton Corp.	612,470	10,834,594
Chart Industries, Inc.A	298,690	23,324,702
Colfax Corp.A	879,954	28,422,514
Columbus McKinnon Corp.	100,475	4,135,551
Commercial Vehicle Group, Inc.A	365,169	2,559,835
EnPro Industries, Inc.	128,533	9,818,636
Federal Signal Corp.	1,430,425	33,972,594
Global Brass & Copper Holdings, Inc.	427,017	14,070,210
Graham Corp.	55,873	1,487,898
Greenbrier Cos, Inc.	389,634	22,072,766
Hillenbrand, Inc.	230,658	11,579,032
Hurco Cos, Inc.	46,294	2,050,824
Hyster-Yale Materials Handling, Inc.	177,512	11,673,189
Kennametal, Inc.	328,666	12,804,827
Lindsay Corp.	111,777	10,522,687
Luxfer Holdings PLC	47,859	885,392
Lydall, Inc.A	34,110	1,582,704
Meritor, Inc.A	131,629	2,711,557
Miller Industries, Inc.	226,733	5,906,395
Mueller Industries, Inc.	84,024	2,782,035
Navistar International Corp.A	159,433	6,866,779
Park-Ohio Holdings Corp.	100,785	3,774,398
REV Group, Inc.B	140,564	2,413,484
Standex International Corp.	11,359	1,177,360
Sun Hydraulics Corp.	106,472	5,542,932
Tennant Co.	52,826	4,297,395
Terex Corp.	674,039	29,738,601
Timken Co.	206,010	10,145,992
TriMas Corp.A	192,514	5,698,414
Trinity Industries, Inc.	350,126	13,339,801
Wabash National Corp.	259,155	5,131,269
Watts Water Technologies, Inc., Class A	58,175	4,976,871

		392,073,256

Marine - 0.56%
Kirby Corp.A	105,719	8,822,251
Matson, Inc.	902,191	32,478,876

		41,301,127

Professional Services - 1.01%
Barrett Business Services, Inc.	8,191	752,589
CBIZ, Inc.A	37,496	824,912
FTI Consulting, Inc.A	22,682	1,790,971
GP Strategies Corp.A	74,341	1,405,045
Hudson Global, Inc.A	623,926	1,060,674
Huron Consulting Group, Inc.A	242,281	10,575,566
Kelly Services, Inc., Class A	367,633	8,929,806
Kforce, Inc.	40,338	1,524,776
Korn/Ferry International	492,043	32,464,997
Navigant Consulting, Inc.A	325,675	7,086,688
Resources Connection, Inc.	81,716	1,299,284
TrueBlue, Inc.A	263,276	7,121,616

		74,836,924

Road & Rail - 0.53%
ArcBest Corp.	432,446	20,130,361

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.79% (continued)
Industrials - 19.93% (continued)
Road & Rail - 0.53% (continued)
Marten Transport Ltd.	268,021	$5,856,259
Ryder System, Inc.	90,594	7,093,510
Werner Enterprises, Inc.	151,988	5,661,553

		38,741,683

Trading Companies & Distributors - 1.40%
Air Lease Corp.	267,262	11,748,838
Aircastle Ltd.	693,947	14,385,521
Applied Industrial Technologies, Inc.	98,341	7,341,156
Beacon Roofing Supply, Inc.A	16,448	692,132
GATX Corp.	98,286	8,092,869
Kaman Corp.	137,235	9,087,702
MRC Global, Inc.A	339,170	7,682,200
NOW, Inc.A	277,900	4,154,605
Rush Enterprises, Inc., Class AA	475,354	21,433,712
Textainer Group Holdings Ltd.A	52,406	833,255
Titan Machinery, Inc.A	69,852	1,057,559
Triton International Ltd.	207,020	7,287,104
WESCO International, Inc.A	158,314	9,657,154

		103,453,807

Total Industrials		1,469,255,411

Information Technology - 11.85%
Capital Markets - 0.17%
Blucora, Inc.A	366,400	12,732,400

Communications Equipment - 1.95%
ARRIS International PLCA	2,085,529	52,680,463
CalAmp Corp.A	115,740	2,634,242
Casa Systems, Inc.A	286,100	4,357,303
Ciena Corp.A	1,380,281	35,059,137
Comtech Telecommunications Corp.	22,383	752,069
Digi International, Inc.A	122,590	1,654,965
InterDigital, Inc.	89,301	7,362,868
NETGEAR, Inc.A	286,045	18,836,063
NetScout Systems, Inc.A	198,724	5,325,803
Plantronics, Inc.	163,415	11,220,074
Quantenna Communications, Inc.A	131,177	2,089,650
Ribbon Communications, Inc.A	216,264	1,467,351

		143,439,988

Electronic Equipment, Instruments & Components - 4.89%
Anixter International, Inc.A	111,543	8,131,485
Avnet, Inc.	307,790	13,496,592
AVX Corp.	666,372	13,847,210
Belden, Inc.	83,672	5,417,762
Benchmark Electronics, Inc.	73,685	1,783,177
Celestica, Inc.A	580,989	6,861,480
Daktronics, Inc.	416,636	3,578,903
ePlus, Inc.A	15,217	1,501,157
FabrinetA	537,269	21,017,963
FARO Technologies, Inc.A	464,144	30,215,774
II-VI, Inc.A	1,133,823	44,445,862
Insight Enterprises, Inc.A	260,324	13,086,488
Itron, Inc.A	142,399	8,714,819
Jabil, Inc.	414,708	11,682,324
KEMET Corp.A	145,260	3,775,307
Methode Electronics, Inc.	395,391	15,519,097

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.79% (continued)
Information Technology - 11.85% (continued)
Electronic Equipment, Instruments & Components - 4.89% (continued)
MTS Systems Corp.	384,843	$20,983,565
PC Connection, Inc.	145,143	4,913,091
Plexus Corp.A	519,002	30,839,099
Sanmina Corp.A	325,220	9,463,902
ScanSource, Inc.A	274,028	11,303,655
Tech Data Corp.A	284,945	23,767,262
TTM Technologies, Inc.A	380,240	6,600,966
Vishay Intertechnology, Inc.	1,987,315	49,682,875

		360,629,815

Internet Software & Services - 0.16%
Cars.com, Inc.A	57,357	1,627,218
NIC, Inc.	623,550	10,226,220

		11,853,438

IT Services - 1.50%
Acxiom Corp.A	555,271	22,510,686
CACI International, Inc., Class AA	48,704	8,532,941
Convergys Corp.	213,971	5,263,687
CSG Systems International, Inc.	447,285	18,191,081
Luxoft Holding, Inc.A	80,544	3,060,672
Science Applications International Corp.	95,678	8,072,353
Sykes Enterprises, Inc.A	185,985	5,516,315
Syntel, Inc.A	299,944	12,174,727
Teradata Corp.A	180,481	6,910,617
Travelport Worldwide Ltd.	942,145	17,806,540
Unisys Corp.A B	195,030	2,506,136

		110,545,755

Semiconductors & Semiconductor Equipment - 2.59%
Advanced Energy Industries, Inc.A	141,890	8,689,344
Amkor Technology, Inc.A	347,144	3,013,210
Aquantia Corp.A B	120,634	1,539,290
Brooks Automation, Inc.	1,435,257	43,890,159
ChipMOS Techinologies, Inc., ADRA B	134,640	1,963,051
Cirrus Logic, Inc.A	340,256	14,719,475
Cohu, Inc.	101,556	2,557,180
Diodes, Inc.A	1,380,259	51,290,424
Ichor Holdings Ltd.A B	58,828	1,235,388
Kulicke & Soffa Industries, Inc.	302,999	7,987,054
PDF Solutions, Inc.A	67,097	704,518
Photronics, Inc.A	2,059,408	18,534,672
Semtech Corp.A	187,769	8,909,639
SMART Global Holdings, Inc.A	134,793	4,115,230
Synaptics, Inc.A	61,109	3,062,172
Veeco Instruments, Inc.A	95,020	1,392,043
Xcerra Corp.A	1,194,440	17,008,826

		190,611,675

Software - 0.41%
CommVault Systems, Inc.A	86,671	5,624,948
MicroStrategy, Inc., Class AA	15,046	1,958,237
Monotype Imaging Holdings, Inc.	32,809	677,506
Verint Systems, Inc.A	487,404	21,884,439

		30,145,130

Technology Hardware, Storage & Peripherals - 0.18%
3D Systems Corp.A B	134,818	1,640,735
Cray, Inc.A	377,696	9,423,515

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.79% (continued)
Information Technology - 11.85% (continued)
Technology Hardware, Storage & Peripherals - 0.18% (continued)
Super Micro Computer, Inc.A	110,752	$2,447,619

		13,511,869

Total Information Technology		873,470,070

Materials - 5.54%
Chemicals - 1.97%
American Vanguard Corp.	62,410	1,354,297
Cabot Corp.	436,296	28,839,166
Core Molding Technologies, Inc.	39,785	535,108
FutureFuel Corp.	152,794	2,102,445
GCP Applied Technologies, Inc.A	22,684	661,239
Hawkins, Inc.	56,061	2,091,075
HB Fuller Co.	106,074	6,012,274
Innospec, Inc.	89,965	7,282,667
Koppers Holdings, Inc.A	60,349	2,266,105
Kraton Corp.A	280,082	13,469,143
Kronos Worldwide, Inc.	202,909	4,614,151
LSB Industries, Inc.A	117,044	768,979
Minerals Technologies, Inc.	109,219	8,256,956
PolyOne Corp.	721,880	32,376,318
Rayonier Advanced Materials, Inc.	577,875	10,424,865
Stepan Co.	180,070	15,770,531
Trinseo S.A.	112,354	8,392,844

		145,218,163

Containers & Packaging - 0.18%
Greif, Inc., Class A	75,275	4,098,724
Owens-Illinois, Inc.A	371,267	6,935,268
Silgan Holdings, Inc.	78,524	2,160,195

		13,194,187

Metals & Mining - 2.54%
Allegheny Technologies, Inc.A	1,589,900	44,199,220
Carpenter Technology Corp.	553,440	30,311,909
Cleveland-Cliffs, Inc.A	1,117,056	12,053,034
Coeur Mining, Inc.A	1,335,636	9,349,452
Commercial Metals Co.	327,370	7,313,446
Compass Minerals International, Inc.	31,718	2,152,066
Elah Holdings, Inc.A	3,612	433,440
Ferroglobe PLC	2,562,970	20,888,206
Ferroglobe Representation & Warranty InsuranceC D	2,123,070	—
Haynes International, Inc.	43,351	1,840,683
Hecla Mining Co.	1,759,956	5,631,859
Hudbay Minerals, Inc.	376,394	1,957,249
Kaiser Aluminum Corp.	6,386	712,805
Materion Corp.	317,451	19,904,178
Pan American Silver Corp.	424,409	6,990,016
Schnitzer Steel Industries, Inc., Class A	320,860	10,572,337
SunCoke Energy Partners LP	136,919	2,211,242
Warrior Met Coal, Inc.B	135,700	3,510,559
Worthington Industries, Inc.	158,118	7,403,085

		187,434,786

Paper & Forest Products - 0.85%
Boise Cascade Co.	28,359	1,226,527
Clearwater Paper Corp.A	121,764	2,751,866
Domtar Corp.	395,856	19,088,176
Louisiana-Pacific Corp.	948,949	25,545,707

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.79% (continued)
Materials - 5.54% (continued)
Paper & Forest Products - 0.85% (continued)
Mercer International, Inc.	277,747	$4,985,559
PH Glatfelter Co.	307,068	5,026,703
Schweitzer-Mauduit International, Inc.	95,587	3,965,905

		62,590,443

Total Materials		408,437,579

Real Estate - 4.10%
Equity Real Estate Investment Trusts (REITs) - 4.06%
Agree Realty Corp.	197,470	10,513,303
Americold Realty Trust	261,166	5,617,681
Ashford Hospitality Trust, Inc.	915,317	7,231,004
Brandywine Realty Trust	511,725	8,438,345
CareTrust REIT, Inc.	414,127	7,002,888
Colony Capital, Inc.	481,980	2,968,997
CoreCivic, Inc.	602,112	15,438,152
Cousins Properties, Inc.	1,610,770	15,012,376
GEO Group, Inc.	1,289,418	33,370,138
Granite Real Estate Investment Trust	596,260	24,661,314
Hospitality Properties Trust	108,731	3,073,825
Lexington Realty Trust	1,645,228	14,461,554
Medical Properties Trust, Inc.	459,047	6,614,867
New York REIT, Inc.B	50,509	929,871
Outfront Media, Inc.	468,732	9,960,555
Pebblebrook Hotel Trust	278,679	10,743,075
Preferred Apartment Communities, Inc., Class A,	523,930	8,864,896
Ramco-Gershenson Properties Trust	422,455	5,555,283
Retail Properties of America, Inc., Class A	828,009	10,391,513
RLJ Lodging Trust	284,472	6,426,223
Ryman Hospitality Properties, Inc.	125,994	10,710,750
Select Income REIT	479,533	9,998,263
Seritage Growth PropertiesB	1,078,820	45,644,874
Sunstone Hotel Investors, Inc.	754,727	12,279,408
Urban Edge Properties	611,790	13,875,397

		299,784,552

Real Estate Management & Development - 0.04%
HFF, Inc., Class A	20,955	943,184
Marcus & Millichap, Inc.A	18,680	751,123
Tejon Ranch Co.A	47,464	1,110,658

		2,804,965

Total Real Estate		302,589,517

Telecommunication Services - 0.17%
Diversified Telecommunication Services - 0.09%
IDT Corp., Class B	395,965	2,078,816
Iridium Communications, Inc.A	271,678	4,700,030

		6,778,846

Wireless Telecommunication Services - 0.08%
Telephone & Data Systems, Inc.	241,634	6,101,258

Total Telecommunication Services		12,880,104

Utilities - 2.32%
Electric Utilities - 1.29%
ALLETE, Inc.	121,600	9,427,648
El Paso Electric Co.	23,747	1,479,438

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.79% (continued)
Utilities - 2.32% (continued)
Electric Utilities - 1.29% (continued)
IDACORP, Inc.	200,922	$18,934,890
PNM Resources, Inc.	79,335	3,121,832
Portland General Electric Co.	1,317,130	59,745,017
Spark Energy, Inc., Class AB	290,735	2,485,784

		95,194,609

Gas Utilities - 0.64%
Chesapeake Utilities Corp.	134,294	11,260,552
Northwest Natural Gas Co.	35,418	2,307,483
South Jersey Industries, Inc.	366,129	12,422,757
Southwest Gas Holdings, Inc.	203,518	15,915,107
Spire, Inc.	42,877	3,069,993
Star Group LP	75,828	728,707
Suburban Propane Partners LP	61,178	1,454,813

		47,159,412

Independent Power & Renewable Electricity Producers - 0.14%
NRG Yield, Inc., Class A	87,090	1,609,423
NRG Yield, Inc., Class C	467,360	8,692,896

		10,302,319

Multi-Utilities - 0.25%
Avista Corp.	53,905	2,726,515
Black Hills Corp.	50,821	3,047,735
NorthWestern Corp.	194,141	11,518,386
Unitil Corp.	29,506	1,502,150

		18,794,786

Total Utilities		171,451,126

Total Common Stocks (Cost $5,778,847,878)		7,136,993,604

SHORT-TERM INVESTMENTS - 3.10% (Cost $228,553,812)
Investment Companies - 3.10%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.82%E F	228,553,812	228,553,812

SECURITIES LENDING COLLATERAL - 2.14% (Cost $157,429,974)
Investment Companies - 2.14%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.82%E F	157,429,974	157,429,974

TOTAL INVESTMENTS - 102.03% (Cost $6,164,831,664)		7,522,977,390
LIABILITIES, NET OF OTHER ASSETS - (2.03%)		(149,563,162)

TOTAL NET ASSETS - 100.00%		$7,373,414,228

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at July 31, 2018.
C	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $0 or 0.00% of net assets.
D	Value was determined using significant unobservable inputs.
E	The Fund is affiliated by having the same investment advisor.
F	7-day yield.

ADR - American Depositary Receipt.

LLC - Limited Liability Company.

LP - Limited Partnership.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

MLP - Master Limited Partnership.

PLC - Public Limited Company.

Futures Contracts Open on July 31, 2018:

Long Futures

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index Futures	2,520	September 2018	$211,298,619	$210,722,400	$(576,219)

			$211,298,619	$210,722,400	$(576,219)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2018, the investments were classified as described below:

Small Cap Value Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$7,136,993,604	$—	$0	(1)	$7,136,993,604
Short-Term Investments	228,553,812	—	—		228,553,812
Securities Lending Collateral	157,429,974	—	—		157,429,974

Total Investments in Securities - Assets	$7,522,977,390	$—	$—		$7,522,977,390

Financial Derivative Instruments - Liabilities
Futures Contracts	$(576,219)	$—	$—		$(576,219)

Total Financial Derivative Instruments - Liabilities	$(576,219)	$—	$—		$(576,219)

(1)	Investment held in the Fund’s Portfolio with $0 fair value.

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended July 31, 2018, there were no transfers between levels.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 10/31/2017		Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 7/31/2018		Change in Unrealized Appreciation (Depreciation) at Period end**
Common Stocks	$0	(1)	$—	$—	$—	$—	$—	$—	$—	$0	(1)	$—

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
(1)	Investment held in the Fund’s Portfolio with $0 fair value.

The common stock, classified as Level 3, is beneficial interest units in a representation and warranty insurance trust. The shares have been fair valued at $0 due to limited market transparency.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
Portland General Electric Co.		0.8
Whiting Petroleum Corp.		0.8
Callon Petroleum Co.		0.7
ARRIS International PLC		0.7
Associated Banc-Corp		0.7
Diodes, Inc.		0.7
American Axle & Manufacturing Holdings, Inc.		0.7
UMB Financial Corp.		0.7
Vishay Intertechnology, Inc.		0.7
Enstar Group Ltd.		0.7
Total Fund Holdings	748
Sector Allocation (% Equities)
Financials		25.9
Industrials		20.6
Consumer Discretionary		13.8
Information Technology		12.2
Energy		8.6
Materials		5.7
Health Care		4.3
Real Estate		4.2
Utilities		2.4
Consumer Staples		2.1
Telecommunication Services		0.2

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2018 (Unaudited)

Organization

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. As of July 31, 2018, the Trust consists of thirty-three active series, six of which are presented in this filing: American Beacon Balanced Fund, American Beacon Garcia Hamilton Quality Bond Fund, American Beacon International Equity Fund, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund, and American Beacon Small Cap Value Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940 (the “Act”), as amended, as diversified, open-end management investment companies. The remaining twenty-seven active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

The Distributor

Effective March 1, 2018, Resolute Investment Distributors, Inc. (“RID” or “Distributor”) replaced Foreside Fund Services, LLC (“Foreside”) as the Funds’ distributor and principal underwriter of the Funds’ shares.

RID is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is affiliated with the Manager through common ownership. Under a Distribution Agreement with the Trust, the Distributor acts as the distributor and principal underwriter of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of the Funds’ shares. Pursuant to the Distribution Agreement, to the extent applicable, the Distributor receives, and may re-allow to broker-dealers, all or a portion of the sales charge paid by the purchasers of A Class and C Class shares. For A Class and C Class shares, the Distributor receives commission revenue consisting of the portion of A Class and C Class sales charge remaining after the allowances by the Distributor to the broker-dealers. The Distributor retains any portion of the commission fees that are not paid to the broker-dealers for use solely to pay distribution related expenses.

Prior to March 1, 2018, Foreside served as the distributor and principal underwriter of the Funds’ shares. Pursuant to a Sub-Administration Agreement between Foreside and the Manager in effect through February 28, 2018, Foreside received a fee from the Manager for providing administrative services in connection with the marketing and distribution of shares of the Trust, including the registration of Manager employees as registered representatives of Foreside to facilitate distribution of Fund shares. Foreside also received a fee from the Manager under a Marketing Agreement pursuant to which Foreside provided services in connection with the marketing of a Fund to institutional investors. Pursuant to the Distribution Agreement with the Trust in effect through February 28, 2018, Foreside received, and may have re-allowed to broker-dealers, all or a portion of the sales charge paid by the purchasers of A and C Class shares. For A and C Class shares, Foreside received commission revenues consisting of the portion of A and C Class sales charge remaining after the allowances by Foreside to the broker dealers. Foreside retained any portion of the commission fees that were not paid to the broker-dealers for use solely to pay distribution related expenses.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2018 (Unaudited)

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (‘‘NYSE‘‘ or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities and certain derivative instruments that are traded on an exchange are valued based on market value. Certain derivative instruments (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. The price of debt securities generally is determined using pricing services or quotes obtained from broker/dealers who may consider a number of inputs and factors, such as comparable characteristics, yield curve, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flow. Investments in other mutual funds are valued at the closing NAV per share of the mutual funds on the day of valuation. Equity securities, including shares of closed-end funds and exchanged-traded funds (“ETFs”), are valued at the last sale price or official closing price.

The valuation of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2018 (Unaudited)

of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2018 (Unaudited)

valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2018 (Unaudited)

the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

American Depositary Receipts and Non-Voting Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2018 (Unaudited)

Asset-Backed Securities

ABS are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Funds are permitted to invest in asset-backed securities, subject to the Funds’ rating and quality requirements.

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Fixed-Income Investments

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Funds’ net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying mortgage- and asset-backed securities, which may include

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2018 (Unaudited)

subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Debt Securities

The Funds may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Funds’ investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Illiquid and Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2018 (Unaudited)

“Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding during the period ended July 31, 2018 are disclosed in the Fund’s Notes to the Schedules of Investments.

Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Funds, to purchase such unregistered securities if certain conditions are met.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Funds’ portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Funds may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Funds’ MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Municipal Securities

Municipal securities may include general obligation bonds, municipal lease obligations, resource recovery obligations, revenue obligations, anticipation notes, private activity bonds and municipal warrants. The Funds may invest in municipal securities that pay taxable or tax exempt interest. Municipal securities are subject to credit risk

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where a municipal issuer of a security might not make interest or principal payments on a security as they become due. Municipal securities are also subject to interest rate risk. A downgrade in the issuer’s or security’s credit rating can reduce the market value of the security. A number of municipalities may face severe financial hardship making the possibility of their defaulting on obligations, and/or declaring bankruptcy where allowable, a risk to the value of municipal securities held by the Funds.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Preferred Stock

A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock generally has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed or variable rate, in some circumstances it can be changed or omitted by the issuer. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Privately Issued Mortgage-Backed Securities

Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Publicly Traded Partnerships; Master Limited Partnerships

The Funds may invest in publicly traded partnerships such as master limited partnerships (“MLPs”). MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. An MLP also may be an entity similar to a limited partnership, such as a limited liability company, which has a manager or managing member and non-managing members (who are like limited partners). The general partner or

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partners are jointly and severally responsible for the liabilities of the MLP. A Fund invests as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after a Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

Rights and Warrants

Rights are short-term warrants issued in conjunction with new stock or bond issues. Warrants are options to purchase an issuer’s securities at a stated price during a stated term. If the market price of the underlying common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire worthless. Warrants usually have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may be purchased with values that vary depending on the change in value of one or more specified indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of the exercise. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price. There is no specific limit on the percentage of assets the Funds may invest in rights and warrants.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

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U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The International Equity Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

During the period ended July 31, 2018, the Fund entered into forward foreign currency contracts primarily for hedging foreign currency fluctuations.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds

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usually reflect this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended July 31, 2018, the Funds entered into future contracts primarily for exposing cash to markets.

Master Agreements

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities, are subject to market risks for fixed-income securities which include, but are not limited to, credit risk, extension risk, interest rate risk and prepayment risk. A decline in the credit quality of the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Funds.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies, in securities denominated in non-U.S. currencies or by purchasing or selling forward foreign currency exchange contracts in non-U.S. currencies. Foreign currencies will fluctuate, and may decline in value relative to the U.S. dollar and other

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currencies and thereby affect the Funds’ investments in foreign (non-U.S.) currencies or in securities that traded in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds’ initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Funds may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Funds may obtain no recovery of their investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing Risk

The Funds may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. The Funds may also invest in local currency investments. ADRs are subject to many of the risks inherent in currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

The risk of investing in Europe may be heightened due to the 2016 referendum in which the United Kingdom voted to exit the European Union (EU). There is a significant degree of uncertainty about how negotiations relating to the United Kingdom’s withdrawal will be conducted, as well as the potential consequences and precise time frame for

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“Brexit.” It is expected that the United Kingdom’s exit from the EU will take place within two years of the United Kingdom notifying the European Council that it intends to withdraw from the EU. While it is not possible to determine the precise impact these events may have on a Fund, during this period and beyond, the impact on the United Kingdom and European economies and the broader global economy could be significant, resulting in negative impacts, such as increased volatility and illiquidity, and potentially lower economic growth, on markets in the United Kingdom, Europe and globally, which may adversely affect the value of a Fund’s investments. In addition, if one or more other countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Funds and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act of 1933, as amended (the “Securities Act”), including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Funds may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Funds believe is its fair market value. In addition, transaction costs may be higher for restricted securities and the Funds may receive only limited information regarding the issuer of a restricted security. The Funds may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk

The Funds are subject to the risk that the market value of fixed-income securities or derivatives it holds, particularly mortgage backed and other asset backed securities, will decline due to rising interest rates. Generally, the value of investments with interest rate risk, such as fixed-income securities, will move in the opposite direction to movements in interest rates. The Federal Reserve raised the federal funds rate several times since December 2015 and has signaled additional increases in the near future. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Funds. The prices of fixed-income securities or derivatives are also affected by their duration. Fixed-income securities or derivatives with longer duration generally have greater

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sensitivity to changes in interest rates. An increase in interest rates can impact markets broadly as well. Some investors buy securities with borrowed money; an increase in interest rates can cause a decline in those markets.

Investment Risk

An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Funds, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Funds.

Liquidity Risk

The Funds are susceptible to the risk that certain fixed-income investments, may have limited marketability or be subject to restrictions on sale, and may be difficult or impossible to purchase or sell at favorable times or prices. The Funds could lose money if they are unable to dispose of an investment at a time that is most beneficial to the Funds. The Funds may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Funds. For example, the Funds may be forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. The reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The results of the 2016 U.S. presidential election may result in significant changes in certain policies. These changes may result in lower corporate taxes, higher levels of public debt, higher interest rates, more restrictions on international trade, and less stringent prudential regulation of certain players in the financial markets.

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Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. The abandonment of the euro or withdrawal from the European Union (“EU”) on the part of the United Kingdom or any other member could significantly adversely affect the value of the Fund’s investments in Europe. Particularly, the United Kingdom’s vote to leave the EU could lead to a prolonged period of uncertainty as to the exact terms of exit and the impact on different industry sectors and increased market volatility.

Market Timing Risk

Because the Fund invests in foreign securities, it is particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in the Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Fund may invest, it could be subject to the risk of market timing activities by shareholders.

Mortgage-Backed and Mortgage Related Securities Risk

Certain mortgage-backed and mortgage related securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to the Funds. Securities held by the Funds that are issued by government-sponsored enterprises, such as the Fannie Mae, Freddie Mac, and FHLB are not guaranteed by the U.S. Treasury, are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government will provide financial support. U.S. Government securities and securities of government sponsored enterprises are also subject to credit risk, interest rate risk and market risk. The Funds’ investment in CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. The cash flows and yields on interest only (“IO”) and principal only (“PO”) are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. Inverse IOs and POs, which are fixed-income securities with a floating or variable rate of interest, may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity.

Multiple Sub-Advisor Risk

The Manager may allocate the Funds’ assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Funds’ assets. To a significant extent, the Funds’ performance will depend on the success of the Manager in allocating the Funds’ assets to sub-advisors and its selection and oversight of the sub-

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advisors. Because each sub-advisor manages its allocated portion of the Funds independently from another sub-advisor, the same security may be held in different portions of the Funds, or may be acquired for one portion of the Funds at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Funds’ holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Funds. Because each sub-advisor directs the trading for its own portion of the Funds, and does not aggregate its transactions with those of the other sub-advisors, the Funds may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Funds’ assets among the Funds’ sub-advisors in a manner that it believes is consistent with achieving the Funds’ investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Funds’ assets among sub-advisors, due to factors that could impact the Manager’s revenues and profits.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including ETFs and money market funds that are advised by the Manager. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies.

Prepayment and Extension Risk

Prepayment risk is the risk that the principal amount of a bond may be repaid prior to the bond’s maturity date. Due to a decline in interest rates or excess cash flow, a debt security may be called or otherwise prepaid before maturity. If this occurs, no additional interest will be paid on the investment and the Funds may have to invest at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Redemption Risk

Due to a rise in interest rates or other market developments that may cause investors to move out of fixed income securities on a large scale, the Funds may experience periods of heavy redemptions that could cause the Funds to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Funds’ performance.

Sector Risk

Sector risk is the risk associated with a Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change.

To the extent a Fund has substantial holdings within a particular sector, the risks to a Fund associated with that sector increase. To the extent a Fund invests in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price

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competition. The value of a Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a Fund’s securities lending agent may indemnify the Fund against that risk. There is a risk that the assets of a Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of a Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by the Fund that are issued by government-sponsored enterprises, such as the Fannie Mae, Freddie Mac, FHLB, FFCB, and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. Government securities and securities of government sponsored entities are also subject to credit risk, interest rate risk and market risk.

Valuation Risk

The Funds may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments, such as certain derivatives, which may be illiquid or which may become illiquid.

Variable and Floating Rate Securities Risk

The interest rates payable on variable and floating-rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. Variable and floating rate securities are subject to interest rate risk and credit risk.

As short-term interest rates decline, interest payable on floating-rate securities typically decreases. Alternatively, during periods of rising interest rates, interest payable on floating-rate securities typically increases. Changes in the interest rates of floating-rate securities may lag behind changes in market rates or may have limits on the maximum rate change for a given period of time. The value of floating-rate securities may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2018 (Unaudited)

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of July 31, 2018, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Balanced	$498,576	$502,649	$—	$502,649
International Equity	3,510,171	3,781,511	—	3,781,511
Large Cap Value	3,861,277	3,885,973	—	3,885,973
Mid-Cap Value	7,214,405	7,493,010	—	7,493,010
Small Cap Value	153,765,860	157,429,974	—	157,429,974

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2018 (Unaudited)

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years in the four year period ended October 31, 2017 remains subject to examination by the Internal Revenue Service (“IRS”) except for the Garcia Hamilton Quality Bond Fund which has two years ended October 31, 2017 subject to examination by the IRS.

Cost of Investments for Federal Income Tax Purposes

As of July 31, 2018, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced	$286,061,009	$63,770,583	$(7,762,440)	$56,008,143
Garcia Hamilton Quality Bond	236,318,454	734,636	(289,118)	445,518
International Equity	2,873,033,470	408,036,660	(121,376,201)	286,660,459
Large Cap Value	5,038,400,737	1,954,374,801	(171,288,739)	1,783,086,062
Mid-Cap Value	777,723,916	126,505,124	(36,293,891)	90,211,233
Small Cap Value	6,164,831,664	1,531,102,860	(172,957,134)	1,358,145,726

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2017, the Garcia Hamilton Quality Bond had $1,844,567 of short-term and $313,851 long-term post RIC MOD capital loss carryforwards.

Borrowing Arrangements

Effective November 16, 2017, the Funds, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $50 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 15, 2018, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

Effective November 16, 2017, the Funds, along with certain other Participating Funds managed by the Manager, entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate. The Uncommitted Line expires November 15, 2018 unless extended by the Bank or terminated by the

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2018 (Unaudited)

Participating Funds in accordance with the agreement.

During the period ended July 31, 2018, the Funds did not utilize this facility.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: September 28, 2018

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: September 28, 2018